                                                      Registration Nos. 2-68348
                                                                       811-2819

                          - - - - - - - - - - - - - - -
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                          - - - - - - - - - - - - - - -
                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

                      Pre-Effective Amendment No.                          [ ]
                                                  ----

                       Post-Effective Amendment No. 33                     [X]
                                                   ----

                                       and

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY            [X]
                                   ACT OF 1940


                             Amendment No. 33                              [X]
                                          ----

                        (Check appropriate box or boxes)
                          - - - - - - - - - - - - - - -
                        NEW ENGLAND CASH MANAGEMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                399 Boylston Street, Boston, Massachusetts 02116
          (Address of Principal Executive Offices, including Zip Code)

                                 (617) 578-1388
              (Registrant's Telephone Number, including Area Code)
                          - - - - - - - - - - - - - - -


                             Robert E. O'Hare, Esq.
                             New England Funds, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)


                                    Copy to:
                            Edward A. Benjamin, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110
                          - - - - - - - - - - - - - - -


It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on September 1, 1997 pursuant to paragraph (b) of Rule 485
[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has registered an indefinite number of securities under the Securities Act of 1933 in accordance with Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant filed on or about August 20, 1997 the Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 1997.

                        NEW ENGLAND CASH MANAGEMENT TRUST
              (Prospectus and Statement of Additional Information)

                              CROSS REFERENCE SHEET

                           Items required by Form N-1A
   Item No. of
    Form N-1A                                  Caption in Prospectus
    ---------                                  ---------------------
       1  . . . . . . . . . . . . . . . .   Cover page

       2  . . . . . . . . . . . . . . . .   Schedule of Fees

       3  . . . . . . . . . . . . . . . .   Financial Highlights; Fund Yields;
                                            Additional Facts about the Funds

       4  . . . . . . . . . . . . . . . .   Investment Objectives; How the Funds
                                            Pursue Their Objectives; Fund
                                            Investments; Investment Risks;
                                            Additional Facts about the Funds

       5  . . . . . . . . . . . . . . . .   Fund Management; Back Cover Page

       6  . . . . . . . . . . . . . . . .   Cover Page; Minimum Investment; 6
                                            Ways to Buy Fund Shares; Fund
                                            Dividend Payments; Income Tax
                                            Considerations; Additional Facts
                                            about the Funds

       7  . . . . . . . . . . . . . . . .   Cover page; 6 Ways to Buy Fund
                                            Shares; Exchanging Among New England
                                            Funds; Back Cover Page

       8  . . . . . . . . . . . . . . . .   5 Ways to Sell Fund Shares

       9  . . . . . . . . . . . . . . . .   None

   Item No. of Form                            Caption in Statement of
       N-1A                                    Additional Information
    ---------                                  ---------------------
      10  . . . . . . . . . . . . . . . .   Cover page

      11  . . . . . . . . . . . . . . . .   Table of Contents

      12  . . . . . . . . . . . . . . . .   Not Applicable

      13  . . . . . . . . . . . . . . . .   Investment Objectives and Policies;
                                            Investment Restrictions

      14  . . . . . . . . . . . . . . . .   Management of the Funds

      15  . . . . . . . . . . . . . . . .   Description of the Funds and
                                            Ownership of Shares

      16  . . . . . . . . . . . . . . . .   Investment Advisory, Distribution
                                            and Other Services

      17  . . . . . . . . . . . . . . . .   Portfolio Transactions

      18  . . . . . . . . . . . . . . . .   Description of the Funds and
                                            Ownership of Shares

      19  . . . . . . . . . . . . . . . .   Purchase of Shares; Shareholder
                                            Services; Redemptions; Net Income,
                                            Dividends and Valuation; Taxes

      20  . . . . . . . . . . . . . . . .   Net Income, Dividends and
                                            Valuation; Taxes

      21  . . . . . . . . . . . . . . . .   Investment Advisory and Other
                                            Services

      22  . . . . . . . . . . . . . . . .   Net Income, Dividends and
                                            Valuation; Taxes

      23  . . . . . . . . . . . . . . . .   Financial Statements and Report of
                                            Independent Accountants

  [GRAPHIC OMITTED]
Where The Best Minds Meet
-------------------------------------------------------------------------------


CLASS Y SHARES OF:


NEW ENGLAND CASH MANAGEMENT TRUST
     MONEY MARKET SERIES
     U.S. GOVERNMENT SERIES
NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST
(The "Funds," and each a "Fund")

PROSPECTUS AND APPLICATION


NOVEMBER 15, 1997


This prospectus concisely provides information that you should know about each of the Funds before investing. Please read it carefully and keep it for future reference.

INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


The Funds offer three classes of shares: Class Y (for qualified institutional investors) and Classes A and B (for other investors). Class Y shares are offered at net asset value, without a sales charge or a contingent deferred sales charge (a "CDSC").

You can find more detailed information about the Funds in the Statement of Additional Information (the "Statement") dated September 1, 1997, as revised November 15, 1997, which has been filed with the Securities and Exchange Commission (the "SEC") and is available free of charge. Write to New England Funds, L.P. (the "Distributor"), SAI Fulfillment Desk, 399 Boylston Street, Boston, MA 02116, or call toll free at 1-800-225-5478. The Statement contains more detailed information about the Funds and is incorporated into this prospectus by reference.


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION, ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

For general information on the Funds or any of their services and for assistance in opening an account, contact your investment dealer or call the Distributor toll free at 1-800-225-5478.

                                              TABLE OF CONTENTS

Page
          FUND EXPENSES AND FINANCIAL INFORMATION
          Schedule of Fees                        Sales charges, yearly operating expenses.
          Financial Highlights                    Historical information on the Funds' performance.

          INVESTMENT STRATEGY
          Investment Objectives                   The investment goal for each Fund.
          New England Investment Companies and    The Funds' adviser and subadviser are affiliates of NEIC.
             the Funds' Adviser and Subadviser
          How the Funds Pursue Their Objectives
          Fund Investments                        Descriptions of thetypes of securities in which each Fund invests.

          INVESTMENT RISKS                        Each Fund expects to maintain the net asset value of its shares at $1.00, but it is important to understand the risks inherent in a Fund before you invest.

          FUND MANAGEMENT                        Information about the Funds' adviser and subadviser.


          BUYING FUND SHARES
          Minimum Investment                     Everything you need to know to open and add to
          Ways to Buy Fund Shares                a New England Funds account.

          -By mail
          -By wire transfer of Federal Funds


          OWNING FUND SHARES
          Exchanging Among New England Funds     New England Funds offer three convenient ways to exchange Fund shares.
          Fund Dividend Payments

          SELLING FUND SHARES
          Ways to Sell Fund Shares               How to withdraw money or close your account.

          -By telephone
          -By mail


          FUND DETAILS                           Additional information you may find important.
          Fund Yields
          Income Tax Considerations
          Additional Facts About the Funds

                     FUND EXPENSES AND FINANCIAL INFORMATION

SCHEDULE OF FEES


Expenses are one of several factors to consider when you invest in the Funds. The following tables summarize your maximum transaction costs from investing in the Funds and estimated annual expenses for each class of the Funds' shares. The Example on the following page shows the cumulative expenses attributable to a hypothetical $1,000 investment in each class of shares of the Funds for the periods specified.

SHAREHOLDER TRANSACTION EXPENSES

                                                          NEW ENGLAND CASH           NEW ENGLAND CASH
                                                         MANAGEMENT TRUST --     MANAGEMENT TRUST -- U.S.   NEW ENGLAND TAX EXEMPT
                                                         MONEY MARKET SERIES         GOVERNMENT SERIES        MONEY MARKET TRUST
                                                               Class Y                    Class Y                   Class Y
                                                         -------------------     ------------------------   ----------------------
Maximum Initial Sales Charge Imposed on a Purchase              None                       None                      None
Maximum Contingent Deferred Sales Charge                        None                       None                      None

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
                                                                                        NEW ENGLAND CASH MANAGEMENT TRUST --
                                                                                                 MONEY MARKET SERIES
                                                                                        ------------------------------------
                                                                                                       Class Y
                                                                                                       -------
Management Fees (after voluntary fee waiver where indicated)                                            0.42%
12b-1 Fees                                                                                              None
Other Expenses (after voluntary fee waiver where indicated)                                             0.52%
Total Fund Operating Expenses (after voluntary fee waiver where indicated)
                                                                                                        0.94%

                                                                                        NEW ENGLAND CASH MANAGEMENT TRUST --
                                                                                              U.S. GOVERNMENT SERIES
                                                                                        ------------------------------------
                                                                                                       Class Y
                                                                                                       -------
Management Fees                                                                                        0.43%
12b-1 Fees                                                                                              None
Other Expenses (after voluntary fee waiver where indicated)                                           0.61%(1)
Total Fund Operating Expenses (after voluntary fee waiver where indicated)
                                                                                                      1.04%(1)

                                                                                               NEW ENGLAND TAX EXEMPT
                                                                                                 MONEY MARKET TRUST
                                                                                               ----------------------
                                                                                                       Class Y
                                                                                                       -------
Management Fees (after voluntary fee waiver where indicated)                                          0.04%(2)
12b-1 Fees                                                                                              None
Other Expenses                                                                                          0.52%
Total Fund Operating Expenses (after voluntary fee waiver where indicated)
                                                                                                      0.56%(2)

(1) Without the voluntary waiver of accounting and administrative fees by the Distributor, Other Expenses would be 0.65% and Total Fund Operating
     Expenses would be 1.08% for Class Y shares. These voluntary limitations can be terminated by the Distributor at any time. See "Fund Management."
(2) Without the voluntary fee waiver by the Fund's adviser and subadviser, Management Fees would be 0.40% and Total Fund Operating Expenses would be
     0.92% for Class Y shares. These voluntary limitations can be terminated by the Fund's adviser or subadviser at any time. See "Fund Management."

EXAMPLE

A $1,000 investment would incur the following expenses, assuming a 5% annual return and redemption at the end of each time period. The 5% return and expenses in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which may be more or less than shown.


                                                                                                                New England
                                    New England Cash Management        New England Cash Management               Tax Exempt
                                    Trust -- Money Market Series     Trust -- U.S. Government Series       Money Market Trust
                                    ----------------------------     -------------------------------       -------------------
                                              Class Y                            Class Y                          Class Y
                                              -------                            -------                          -------
1 year                                           $9                                $10                              $66
3 years                                         $28                                $30                              $18
5 years                                         $49                                $53                              $31
10 years                                       $108                               $117                              $70


The purpose of this fee schedule is to help you understand the various costs and expenses that you will bear directly or indirectly if you invest in the Funds. For additional information about the Funds' fees and other expenses, see "Fund Management."

A wire fee (currently $5.00) will be deducted from your proceeds if you elect to transfer redemption proceeds by wire.

FINANCIAL HIGHLIGHTS


(For Class A and B shares of each Fund outstanding throughout the indicated periods. Prior to 1997 there were no Class Y shares outstanding.)

The Financial Highlights presented on pages ___ through __ have been included in financial statements for the Funds. The financial statements have been examined by Price Waterhouse LLP, independent accountants, whose reports thereon, which were unqualified, are incorporated by reference in the Statement and can be obtained by shareholders. The Financial Highlights should be read in conjunction with the financial statements and the notes thereto incorporated by reference in the Statement. Each Fund's annual report contains additional performance information and is available upon request and without charge.

NEW ENGLAND CASH MANAGEMENT TRUST -- MONEY MARKET SERIES


                                  Year Ended June 30,
                     --------------------------------------------------------------
                        1988         1989         1990         1991         1992
                     ----------   ----------   ----------   ----------   ----------
Net asset value,
beginning of
period               $     1.00   $     1.00   $     1.00   $     1.00   $     1.00

Income from
investment
operations

Net investment
income                   0.0643       0.0816       0.0801       0.0693       0.0450

Net gains or
losses on
securities (both
realized and
unrealized)              0.0000       0.0000       0.0000       0.0000       0.0000

Total income from
investment
operations               0.0643       0.0816       0.0801       0.0693       0.0450

Less distributions

Dividends (from
net investment
income)                 (0.0643)     (0.0816)     (0.0801)     (0.0693)     (0.0450)

Distributions
(from net realized
capital gains)           0.0000       0.0000       0.0000       0.0000       0.0000

Total
distributions           (0.0643)     (0.0816)     (0.0801)     (0.0693)     (0.0450)

Net asset value,
end of period        $     1.00   $     1.00   $     1.00   $     1.00   $     1.00

Total return (%)           6.60         8.45         8.29         7.15         4.58

Ratios/Supplemental
data

Net assets, end of
period (000)         $  823,742   $  984,246   $1,140,852   $1,150,963   $  925,077

Ratio of expenses
to average net
assets (%)                 0.74         0.72         0.67         0.68         0.73

Ratio of net
income to average
net assets (%)             6.44         8.21         8.00         6.92         4.56


                                       Year Ended June 30,
                     --------------------------------------------------------------
                        1993         1994         1995         1996         1997
                     ----------   ----------   ----------   ----------   ----------
Net asset value,
beginning of
period               $     1.00   $     1.00   $     1.00   $     1.00   $     1.00

Income from
investment
operations

Net investment
income                   0.0275       0.0264       0.0469       0.0482       0.0467

Net gains or
losses on
securities (both
realized and
unrealized)              0.0000       0.0000       0.0000       0.0002       0.0000

Total income from
investment
operations               0.0275       0.0264       0.0469       0.0484       0.0467

Less distributions

Dividends (from
net investment
income)                 (0.0275)     (0.0264)     (0.0469)     (0.0484)(a)  (0.0465)

Distributions
(from net realized
capital gains            0.0000       0.0000       0.0000       0.0000      (0.0002)

Total
distributions           (0.0275)     (0.0264)     (0.0469)     (0.0484)     (0.0467)

Net asset value,
end of period        $     1.00   $     1.00   $     1.00   $     1.00   $     1.00

Total return (%)           2.84         2.68         4.79         4.95         4.77

Ratios/Supplemental
data

Net assets, end of
period (000)         $  775,914   $  699,369   $  649,808   $  663,621   $  698,659

Ratio of expenses
to average net
assets (%)                 0.79         0.84         0.88         0.90         0.88

Ratio of net
income to average
net assets (%)             2.78         2.65         4.67         4.85         4.66

(a) Including net realized gain on investments.

NEW ENGLAND CASH MANAGEMENT TRUST -- U.S. GOVERNMENT SERIES

                                        Year Ended June 30,
                     --------------------------------------------------------------
                        1988         1989         1990         1991         1992
                     ----------   ----------   ----------   ----------   ----------
Net asset value,
beginning of
period               $     1.00   $     1.00   $     1.00   $     1.00   $     1.00

Income from
investment
operations

Net investment
income                   0.0585       0.0772       0.0762       0.0660       0.0449

Net gains or
losses on
securities (both
realized and
unrealized)              0.0001       0.0001       0.0001       0.0001       0.0000

Total income from
investment
operations               0.0586       0.0773       0.0763       0.0661       0.0449

Less distributions

Dividends (from
net investment
income)                 (0.0586)     (0.0773)     (0.0763)     (0.0661)     (0.0449)

Distributions
(from net realized
capital gains)           0.0000       0.0000       0.0000       0.0000       0.0000

Total distributions
                        (0.0586)     (0.0773)     (0.0763)     (0.0661)     (0.0449)

Net asset value,
end of period        $     1.00   $     1.00   $     1.00   $     1.00   $     1.00

Total return (%)           6.00         7.99         7.88         6.80         4.57

Ratios/Supplemental
data

Net assets, end of
period (000)         $   57,183   $   57,697   $   61,746   $   87,380   $   79,218

Ratio of expenses
to average net
assets (%)                 0.83         0.81         0.79         0.74         0.73

Ratio of net
income to average
net assets (%)             5.87         7.74         7.62         6.50         4.50

                                        Year Ended June 30,
                     --------------------------------------------------------
                        1993         1994         1995         1996         1997
                     ----------   ----------   ----------   ----------   ----------
Net asset value,
beginning of
period               $     1.00   $     1.00   $     1.00   $     1.00   $     1.00

Income from
investment
operations

Net investment
income                   0.0271       0.0257       0.0454       0.0465       0.0441

Net gains or
losses on
securities (both
realized and
unrealized)              0.0000       0.0000       0.0000       0.0010       0.0000

Total income from
investment
operations               0.0271       0.0257       0.0454       0.0475       0.0441

Less distributions

Dividends (from
net investment
income)                 (0.0271)     (0.0257)     (0.0454)     (0.0475)(a   (0.0431)

Distributions
(from net realized
capital gains)           0.0000       0.0000       0.0000       0.0000      (0.0010)

Total distributions
                        (0.0271)     (0.0257)     (0.0454)     (0.0475)     (0.0441)

Net asset value,
end of period        $     1.00   $     1.00   $     1.00   $     1.00   $     1.00

Total return (%)           2.80         2.60         4.64         4.86         4.50

Ratios/Supplemental
data

Net assets, end of
period (000)         $   64,595   $   58,963   $   59,742   $   52,547   $   49,136

Ratio of expenses
to average net
assets (%)                 0.78         0.84         0.92         0.93(b)      0.95(b)

Ratio of net
income to average
net assets (%)             2.73         2.54         4.53         4.80         4.46


(a)  Including net realized gain on investments.

(b) The ratio of expenses to average net assets without giving effect to the voluntary fee waiver described in Note 3 to the Financial Statements contained in the Statement would have been 0.96% and 0.99% for the years ended June 30, 1996 and 1997, respectively.

NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST

                                        Year Ended June 30,
                     --------------------------------------------------------------
                        1988         1989         1990         1991         1992
                     ----------   ----------   ----------   ----------   ----------
Net asset value,
beginning of period  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00

Income from
investment
operations

Net investment
income                   0.0427       0.0541       0.0544       0.0483       0.0337

Net gains or
losses on
securities (both
realized and
unrealized)              0.0000       0.0000       0.0000       0.0000       0.0000

Total income from
investment
operations               0.0427       0.0541       0.0544       0.0483       0.0337

Less distributions

Dividends (from
net investment
income)                 (0.0427)     (0.0541)     (0.0544)     (0.0483)     (0.0337)

Distributions
(from net realized
capital gains)           0.0000       0.0000       0.0000       0.0000       0.0000

Total distributions     (0.0427)     (0.0541)     (0.0544)     (0.0483)     (0.0337)

Net asset value,
end of period        $     1.00   $     1.00   $     1.00   $     1.00   $     1.00

Total return (%)           4.34         5.53         5.56         4.93         3.41

Ratios/Supplemental
data

Net assets, end of
period (000)         $   65,721   $   65,433   $   68,287   $   72,634   $   65,753

Ratio of expenses
to average net
assets (%)(b)              0.56         0.56         0.56         0.56         0.56

Ratio of net
income to average
net assets (%)             4.27         5.41         5.42         4.81         3.38

                                      Year Ended June 30,
                     --------------------------------------------------------------
                        1993         1994         1995         1996         1997
                     ----------   ----------   ----------   ----------   ----------
Net asset value,
beginning of period  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00

Income from
investment
operations

Net investment
income                   0.0214       0.0208       0.0314       0.0327       0.0314

Net gains or
losses on
securities (both
realized and
unrealized)              0.0000       0.0000       0.0000       0.0000       0.0001

Total income from
investment
operations               0.0214       0.0208       0.0314       0.0327       0.0315

Less distributions

Dividends (from
net investment
income)                 (0.0214)     (0.0208)     (0.0314)     (0.0327)     (0.0315)(a)

Distributions
(from net realized
capital gains)           0.0000       0.0000       0.0000       0.0000       0.0000

Total distributions
                        (0.0214)     (0.0208)     (0.0314)     (0.0327)     (0.0315)

Net asset value,
end of period        $     1.00   $     1.00   $     1.00   $     1.00   $     1.00

Total return (%)           2.20         2.10         3.18         3.32         3.20

Ratios/Supplemental
data

Net assets, end of
period (000)         $   56,555   $   66,620   $   67,797   $   64,897   $   67,736

Ratio of expenses
to average net
assets (%)(b)              0.56         0.56         0.56         0.56         0.56

Ratio of net
income to average
net assets (%)             2.14         2.08         3.15         3.29          317


(a)  Including net realized gain on investments.
(b) The ratio of expenses to average net assets without giving effect to the expense limitation described in Note 3 to the Financial Statements contained in the Statement would have been 0.75%, 0.74%, 0.76%, 0.76%, 0.76%, 0.83%, 0.89%, 0.85%, 0.90% and 0.85% for the years ended June 30,
     1988, 1989, 1990, 1991, 1992, 1993, 1994, 1995, 1996 and 1997,
     respectively.

                               INVESTMENT STRATEGY

INVESTMENT OBJECTIVES

NEW ENGLAND CASH MANAGEMENT TRUST -- MONEY MARKET SERIES
(the "Money Market Fund")
The Money Market Fund is a separate series of New England Cash Management Trust that seeks maximum current income consistent with preservation of capital and liquidity. The Money Market Fund invests in a variety of high quality money market instruments.

NEW ENGLAND CASH MANAGEMENT TRUST -- U.S. GOVERNMENT SERIES
(the "Government Fund")
The Government Fund is a separate series of New England Cash Management Trust that seeks the highest current income consistent with maximum safety of capital and liquidity. The Government Fund invests only in obligations backed by the full faith and credit of the U.S. Government and in related repurchase agreements.

NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST
(the "Tax Exempt Fund")
The Tax Exempt Fund is a separate trust that seeks current income exempt from federal income taxes consistent with preservation of capital and liquidity. The Tax Exempt Fund invests primarily in a diversified portfolio of high quality short-term fixed, variable and floating rate municipal obligations.

New England Cash Management Trust and New England Tax Exempt Money Market Trust are referred to in this prospectus as the "Trusts."

NEW ENGLAND INVESTMENT COMPANIES AND THE FUNDS' ADVISER AND SUBADVISER

The investment adviser and subadviser of each of the Funds are independently operated subsidiaries of New England Investment Companies, L.P. ("NEIC"), one of the largest publicly traded investment management firms in the United States. NEIC is listed on the New York Stock Exchange and through its subsidiaries or an affiliate manages over $100 billion in assets for individuals and institutions. The adviser and subadviser operate independently and are staffed by experienced investment professionals. The adviser and subadviser apply specialized knowledge and careful analysis to the pursuit of each Fund's objectives.

NEW ENGLAND FUNDS MANAGEMENT, L.P. ("NEFM") is investment adviser of each of the Funds, as well as most of the other New England Funds.

BACK BAY ADVISORS(R), L.P. ("BACK BAY ADVISORS(R)"), subadviser of each of the Funds, manages over $7 billion in assets, primarily mutual fund and institutional fixed-income portfolios.

HOW THE FUNDS PURSUE THEIR OBJECTIVES

Investments in each Fund will be pooled with money from other investors in that Fund to invest in a managed portfolio consisting of securities appropriate to the Fund's investment objective and policies, as described below. There can be no assurance that any Fund will achieve its objective.

FUND INVESTMENTS

MONEY MARKET FUND

The Money Market Fund invests in certificates of deposit, bankers' acceptances and other dollar-denominated obligations of banks whose net assets exceed $100 million. Up to 100% of the Fund's assets may be invested in these kinds of obligations. These obligations may be issued by U.S. banks or their foreign branches, or foreign banks (including their U.S. or London branches), subject to the conditions set forth in the Statement.

The Fund may invest in commercial paper and other corporate debt obligations that satisfy the Fund's quality and maturity standards.

The Fund may invest in "U.S. Government Securities," which term, as used in this prospectus, includes all securities issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities. Some U.S. Government Securities are backed by the full faith and credit of the United States, some are supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations (e.g., obligations of the Federal National Mortgage Association), some by the right of the issuer to borrow from the U.S. Government (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the issuer itself (e.g., obligations of the Student Loan Marketing Association).

The Fund may also invest in repurchase agreements of domestic banks or broker-dealers relating to any of the above. In repurchase agreements, the Fund buys a security from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the security from the Fund at a higher price at a later date.

All of the Fund's investments at the time of purchase (other than U.S. Government Securities and repurchase agreements relating thereto) will be rated in the highest rating category by a major rating agency or, if unrated, will be of comparable quality as determined by the Fund's subadviser under guidelines approved by New England Cash Management Trust's trustees.

GOVERNMENT FUND

The Government Fund invests in U.S. Government Securities (as defined above), limited, however, to obligations backed by the full faith and credit of the U.S. Government.

The Government Fund may also invest in repurchase agreements related to the foregoing.

TAX EXEMPT FUND

The Tax Exempt Fund invests in notes, commercial paper and bonds which pay interest that, in the opinion of the issuer's counsel, is exempt from federal income tax ("Municipal Securities"). Municipal Securities are generally issued by states and local governments and their agencies. The Fund will only invest in Municipal Securities which are:

- short-term notes rated MIG-2 or better by Moody's Investors Service, Inc. ("Moody's") or SP-2 or better by Standard & Poor's Ratings Group ("S&P");

- municipal bonds rated Aa or better by Moody's or AA or better by S&P with a remaining maturity of 397 days or less whose issuer has comparable short-term obligations that are rated in the top rating category by Moody's or S&P; or

- other types of Municipal Securities, including commercial paper, rated P-2 by Moody's or A-2 by S&P or unrated Municipal Securities determined to be of comparable quality by the Fund's subadviser under guidelines approved by New England Tax Exempt Money Market Trust's trustees, subject to any limitations imposed by Rule 2a-7 under the Investment Company Act of 1940, as amended.

Some of these may be variable or floating rate Municipal Securities, which pay a rate of interest adjusted on a periodic basis and determined by reference to a prescribed formula. Such obligations may be subject to prepayment without penalty, at the option of either the Fund or the issuer.

The interest on certain types of Municipal Securities, known as "private activity" bonds, is an item of tax preference, subject to the federal alternative minimum tax with a maximum rate of 28%. The Fund has instituted procedures to avoid investment in "private activity" Municipal Securities in order to reduce the possibility that Fund dividends will constitute an item of tax preference. However, there can be no assurance that these procedures will be totally effective. The Fund intends to continue these procedures so long as it deems them necessary and prudent. Shareholders should be aware that, while these procedures are in effect, the Fund will not be able to invest in the full range of issues available in the Municipal Securities market. The Fund's investments in Municipal Securities that are subject to the federal alternative minimum tax, together with other investments the interest on which is subject to the alternative minimum tax, will not normally exceed 20% of Fund investments.

The interest on Municipal Securities issued after August 15, 1986 is retroactively taxable from the date of issuance if the issuer does not comply with certain requirements concerning the use of bond proceeds and the application of earnings on bond proceeds.

The Fund may also invest some of its assets in cash or taxable, high-quality money market securities eligible for purchase by the Money Market Fund. However, unless it has adopted a temporary defensive position, it is a fundamental policy of the Fund to invest at least 80% of its net assets in Municipal Securities.

The Fund may buy Municipal Securities on a when-issued basis, and may buy Municipal Securities from a broker-dealer with the right to sell them back at a certain time and price (puts). These practices, as well as repurchase agreements, may present risks in addition to those associated with Municipal Securities generally.

The issuer of a Municipal Security may make payments from money raised through a variety of sources, such as (1) the issuer's general taxing power, (2) a specific type of tax such as a property tax or (3) a particular facility or project such as a highway. The ability of an issuer to make these payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer.

ALL FUNDS

All investments of the Funds mature in 397 days or less, and the average maturity of the investments of each Fund is 90 days or less. The maturity of repurchase agreements is calculated by reference to the repurchase date, not by reference to the maturity of the underlying security. All investments of each Fund will be in U.S. dollars and will be determined to present minimal credit risks by the subadviser under guidelines established by the Trusts' trustees.

It is a fundamental policy of each Fund that no more than 10% of the net assets of the Fund are to be invested in illiquid securities, including repurchase agreements with maturities of more than seven days.

Note: Except for each Fund's investment objective and each Fund's policies that are explicitly described as fundamental in this prospectus or in the Statement, the investment policies of the Funds may be changed without shareholder approval or prior notice.

The Funds will make all of their investments in a manner which complies with Rule 2a-7 under the Investment Company Act of 1940, as amended.

                                INVESTMENT RISKS

It is important to understand the following risks inherent in investing in the Funds before you invest.

By investing only in high-quality, short-term securities, each Fund seeks to minimize risk. Although changes in interest rates can change the market value of a security, the Funds expect those changes to be minimal and that each Fund will be able to maintain the net asset value of its shares at $1.00, although this value cannot be guaranteed. The price stability and liquidity of the Tax Exempt Fund may not be equal to that of a taxable money market fund, because the market for Municipal Securities is not as broad as the market for taxable money market instruments and because the average portfolio maturity is likely to be greater for the Fund than for a taxable money market fund.

All repurchase agreements entered into by the Funds provide that the seller's obligations must be fully collateralized at all times. A Fund may, however, face various delays and risks of loss if the seller defaults.

The Money Market Fund's holdings of obligations of foreign banks or of foreign branches or subsidiaries of U.S. banks may be subject to different risks than obligations of domestic banks, such as foreign economic, political and legal developments and the fact that different regulatory requirements apply.

                                 FUND MANAGEMENT

NEFM, 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Funds. NEFM oversees, evaluates and monitors the subadvisory services provided to each Fund and furnishes general business management and administration to each Fund. NEFM does not determine what investments will be purchased by the Funds.

Back Bay Advisors(R), 399 Boylston Street, Boston, Massachusetts 02116, is the subadviser of each of the Funds. Back Bay Advisors provides discretionary investment management services to mutual funds and other institutional investors. Formed in 1986, Back Bay Advisors now manages a total of over $7 billion of assets, primarily mutual fund and institutional fixed-income portfolios.

The general partners of Back Bay Advisors, NEFM, and the Distributor are special purpose corporations that are indirect, wholly-owned subsidiaries of NEIC. NEIC's sole general partner, New England Investment Companies, Inc., is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife").

Subject to the supervision of NEFM, Back Bay Advisors manages each Fund in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities for the Fund and employs professional advisers and securities analysts who provide research services relating to the Fund.

In addition to overseeing the management of the Funds as conducted by Back Bay Advisors, NEFM provides executive and other personnel for the management of the Trusts. Each Trust's Board of Trustees supervises the affairs of that Trust as conducted by NEFM and Back Bay Advisors.

For the fiscal year ended June 30, 1997, the Money Market Fund, Government Fund and Tax Exempt Fund paid 0.42%, 0.425% and 0.11% (after the voluntary fee waiver described below), respectively, of their average daily net assets in advisory fees to NEFM.

For the fiscal year ended June 30, 1997, with respect to the Money Market Fund, Government Fund and Tax Exempt Fund, NEFM paid 0.20%, 0.2125% and 0.055% (after the voluntary fee waiver described below), respectively, of each Fund's average daily net assets in sub-advisory fees to Back Bay Advisors.

The Funds pay no direct fees to Back Bay Advisors.

In addition to the management fees paid to NEFM, each Fund pays the Distributor for providing certain accounting and administrative services. The amount of the payments is based on the allocated costs that the Distributor incurs in providing these services.

Until further notice to the Tax Exempt Fund, NEFM and Back Bay Advisors have each agreed to proportionately reduce their fees and, if necessary, to bear certain expenses associated with operating the Fund (not including fees payable to the trustees of the Tax Exempt Fund who are not "interested persons" thereof) to the extent necessary in order to limit those fees and expenses to an annual rate of 0.5625% of the Fund's average daily net assets. NEFM and Back Bay Advisors may terminate these voluntary limitations at any time. In such event, the Fund would supplement its prospectus. In addition, until further notice, the Distributor has agreed to waive certain accounting and administrative fees payable by the Government Fund.

                               BUYING FUND SHARES


MINIMUM INVESTMENT

Class Y shares of the Funds may be purchased by other mutual funds, endowments, foundations, bank trust departments or trust companies. The minimum initial investment is $1 million for these entities and $10,000 is the minimum for each subsequent investment. Class Y shares may also be purchased by plan sponsors of 401(a), 401(k), 457 or 403(b) plans ("Retirement Plans") that have total investment assets of at least $10 million, and by New England Life Insurance Company ("NELICO") or MetLife and any other insurance company affiliated with NELICO or MetLife or any of their successor entities ("Insurance Company Accounts"). Plan sponsors' investment assets in multiple Retirement Plans can be aggregated for purposes of meeting this minimum. Class Y shares may also be purchased by any separate account of NELICO or MetLife or of any other insurance company affiliated with NELICO or MetLife ("Separate Accounts"). Class Y shares may also be purchased by wrap fee programs of certain broker-dealers as to which no service or marketing fees are paid to such broker-dealers by the Fund, NEFM or the Distributor ("Wrap Fee Programs"). There is no minimum initial or subsequent investment amount for Retirement Plans, Separate Accounts, Insurance Company Accounts or Wrap Fee Programs. Investments in the Funds may also be made by certain individual retirement accounts if the amounts invested represent rollover distributions from investments by any of the Retirement Plans of amounts invested in the Funds. The Distributor serves as the principal underwriter of the Fund's shares. Shares may be purchased on any day when the New York Stock Exchange (the "Exchange") is open for business (a "business day"). Investors should contact New England Funds before attempting to place an order for Fund shares. The Funds and the Distributor reserve the right at any time to reject a purchase order.

Class Y shares of a Fund may, at the discretion of NELICO, be purchased on behalf of agents, general agents, directors and senior officers of NELICO and its insurance company subsidiaries in connection with deferred compensation plans offered by NELICO ("NELICO Deferred Compensation Plan Accounts"). There is no minimum initial or subsequent investment amount for NELICO Deferred Compensation Plan Accounts.

Class Y shares of a Fund may be purchased through Wrap Fee Programs offered by certain broker-dealers. Such Wrap Fee Programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer that offers Class Y shares through a Wrap Fee Program is responsible for transmitting to its customer a schedule of fees and other information regarding any conditions and restrictions which may be imposed by the broker-dealer on a participant in its Wrap Fee Program. Shareholders who are customers of broker-dealers should contact their broker-dealer for information regarding the fees associated with the Wrap Fee Program and the conditions and restrictions which the broker-dealer may impose. In the event that a participant who purchased Class Y shares of a Fund through a Wrap Fee Program should terminate the wrap fee arrangement with the broker-dealer, then the Class Y shares will, at the discretion of the broker-dealer, automatically be converted to a number of Class A shares of the same Fund having the same net asset value as the shares converted, and the broker-dealer may thereafter be entitled to receive from that Fund an annual service fee of 0.25% of the value of the Class A shares owned by that shareholder.

Class Y shares of a Fund may be purchased through an omnibus account by investment advisers, financial planners, broker-dealers, including New England Securities Corporation, an affiliate of the Distributor, or other intermediaries who have entered into a service agreement with the Fund ("Service Accounts"). Shareholders who purchase shares through a Service Account may be charged a fee if they effect transactions through such parties and should contact such parties for information regarding such fees. There is no minimum initial or subsequent investment amount for Retirement Plans, Separate Accounts, Insurance Company Accounts, Wrap Fee Programs or Service Accounts. Class Y shares that are purchased through an omnibus account may bear a service fee of up to 0.25% annually of the Fund's average daily net assets which will be paid by the Fund to such investment advisers, financial planners, broker-dealers, including New England Securities Corporation, for services provided on behalf of the Fund under the service agreement.

WAYS TO BUY FUND SHARES

A shareholder may purchase Class Y shares for cash on any business day by the two methods described below:

BY MAIL:

FOR AN INITIAL INVESTMENT, simply complete an application and return it, with a check payable to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

FOR SUBSEQUENT INVESTMENTS, please mail your check to New England Funds, P.O. Box 8551, Boston, MA 02266-8551 along with a letter of instruction (including your account number) or an additional deposit slip from your statements. To make investing even easier, you can also order personalized investment slips by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time).

All purchases made by check should be in U.S. dollars and made payable to New England Funds, or, in the case of a retirement account, the custodian or trustee. Third party checks will generally not be accepted except under certain circumstances approved by the Distributor. When purchases are made by check or periodic account investment, redemptions may not be allowed until the investment being redeemed has been in the account for a minimum of ten calendar days. BY WIRE TRANSFER OF FEDERAL FUNDS:

FOR AN INITIAL INVESTMENT, call us at 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business to obtain an account number and wire transfer instructions.

FOR SUBSEQUENT INVESTMENTS, direct your bank to transfer funds to State Street Bank and Trust Company, ABA #011000028, DDA #99011538, Credit Fund (Fund name and class of shares), Shareholder Name, Shareholder Account Number. Funds may be transferred between 9:00 a.m. and 4:00 p.m. (Eastern time) on a day when the Funds are open for business. Your bank may charge a fee for this service.

Class Y shares of a Fund may also be purchased by exchanging securities on deposit with a custodian acceptable to the Fund's subadviser or by a combination of such securities and cash. Purchase of shares of a Fund in exchange for securities is subject in each case to the determination by the Fund's subadviser that the securities to be exchanged are acceptable for purchase by the Fund. Securities accepted by a Fund's subadviser in exchange for Fund shares will be valued in the same manner as the Fund's assets (generally the last quoted sales price), as described below as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. A shareholder who wishes to purchase shares by exchanging securities should obtain instructions by calling 1-800-225-5478.


A Fund's subadviser will not approve the acceptance of securities in exchange for shares of a Fund it advises unless (1) the Fund's subadviser, in its sole discretion, believes the securities are appropriate investments for the Fund;
(2) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933 or otherwise; (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions; and (4) the securities have a value which is readily ascertainable (not established by evaluation procedures alone) as evidenced by a listing on the New York Stock Exchange, the American Stock Exchange, NASDAQ or the principal securities exchange of countries in which the Fund may invest. No investor owning 5% or more of the Fund's shares may purchase additional Fund shares by exchange of securities (other than shares of other New England Funds).

GENERAL

The purchase price of shares of each Fund is the net asset value next determined after a purchase order is received in good order by New England Funds. For purposes of calculating the purchase price of Fund shares, a purchase order is considered received by the Fund on the day that it is "in good order" unless it is rejected by the Fund. For a purchase order to be in "good order" on a particular day, in the case of a purchase of Fund shares in exchange for securities, the investor's securities must be placed on deposit at a depository acceptable to a Fund's subadviser by 4:00 p.m. (Eastern time), and, in the case of a cash investment, Federal funds must be wired to the Fund between 9:00 a.m. and 4:00 p.m. (Eastern time) or a check for the purchase price of the shares, accompanied by a completed application, must have been received by New England Funds before 4:00 p.m. (Eastern time) on that day. Orders received after 4:00 p.m. (Eastern time) will receive the next day's price.


Purchases will be made in full and fractional Class Y shares calculated to three decimal places. The shareholder will receive a statement of Fund shares owned following each transaction. Investors will not receive certificates representing Class Y shares. The Funds and the Distributor reserve the right at any time to reject a purchase order.


The Distributor may, at its expense, provide additional promotional incentives or payments to dealers who sell shares of the Funds (including in some cases, exclusively to New England Securities Corporation, a broker-dealer affiliate of the Distributor, and MetLife). In some instances additional compensation is provided to certain dealers who achieve sales goals or who may sell significant amounts of shares.

                               OWNING FUND SHARES

EXCHANGING AMONG NEW ENGLAND FUNDS


Class Y Fund shares on which no sales charge was previously paid may be exchanged (i) for Class A shares of any of the Stock or Bond Funds on the basis of relative net asset value plus the sales charge applicable to initial purchases of Class A shares of the Stock or Bond Fund into which you are exchanging, (ii) for Class B shares of any of the Stock or Bond Funds on the basis of relative net asset value, subject to the CDSC schedule of the Stock or Bond Fund into which you are exchanging, or (iii) for Class C shares of any of the Stock or Bond Funds on the basis of relative net asset value.

Class Y Fund shares which have previously been subject to a sales charge may be exchanged on the basis of relative net asset value, without the payment of a sales charge, for Class A shares of any of the Stock or Bond Funds, except as described in the remainder of this paragraph, but may not be exchanged for Class B or Class C shares of the Stock and Bond Funds. The absence of sales charges on exchanges described in the previous sentence is subject to two exceptions: (i) Class A shares of a Fund acquired through exchange from Class A shares of New England Intermediate Term Tax Free Fund of California or New England Intermediate Term Tax Free Fund of New York (the "California and New York Funds") may be exchanged for Class A shares of another Stock or Bond Fund at net asset value only if you held the California or New York Fund shares for at least six months; otherwise, you will pay the difference between any sales charge you have already paid on your California or New York Fund shares and the higher sales charge of the Stock or Bond Fund into which you are exchanging; and (ii) if Class A shares of a Fund acquired through exchange from Class A shares of New England Adjustable Rate U.S. Government Fund (the "Adjustable Rate Fund") are exchanged for shares of another Stock or Bond Fund that has a higher sales charge, you will pay the difference between any sales charge you have already paid on your Adjustable Rate Fund shares and the higher sales charge of the Stock or Bond Fund into which you are exchanging.


TO MAKE AN EXCHANGE, please call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business, write to New England Funds. Exchange requests after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes earlier than 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day the Exchange is open. All exchanges are subject to the eligibility requirements of the series into which you are exchanging. In connection with an exchange into a Stock or Bond Fund, you must obtain and carefully read a current prospectus of the Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of such Stock or Bond Fund may be legally sold.

You have the automatic privilege to exchange your Fund shares by telephone. The Servicing Agent will employ reasonable procedures to confirm that your telephone instructions are genuine, and, if it does not, it may be liable for losses due to unauthorized or fraudulent instructions. The Servicing Agent will require a form of personal identification prior to acting upon your telephone instructions, will provide you with written confirmations of such transactions and will tape record your instructions.

Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

FUND DIVIDEND PAYMENTS

Each Fund pays out as dividends substantially all of the net investment income from interest it receives from its investments. The dividends of each Fund are declared daily and paid to you monthly. If all of your shares of a Fund are redeemed at any time during a month, all dividends accrued to date will be paid together with the redemption proceeds. Dividends are automatically reinvested in more shares. If you prefer, you may receive them in cash by selecting that option on your account application. You may change your distribution option by notifying New England Funds in writing or by calling 1-800-225-5478. If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will be automatically changed and your future dividends will be reinvested.


                        DIVIDEND DIVERSIFICATION PROGRAM
You may also establish a dividend diversification program, which allows you to have all dividends and any other distributions automatically invested in Class Y shares of another New England Fund, subject to the investor eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing fund account and, if a new account in the purchased fund is being established, the purchased fund's minimum investment requirements must be met. Before establishing a dividend diversification program into any other New England Fund, you must obtain and carefully read a copy of that fund's prospectus.

                               SELLING FUND SHARES


WAYS TO SELL FUND SHARES

You may sell Class Y shares of the Funds in the following ways:

BY TELEPHONE:

You or your investment dealer may redeem (sell) shares by telephone using any of the three methods described below:

Wired to Your Bank Account -- If you have previously selected the telephone redemption privilege on your account, you may redeem either class of shares by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business.

Redemption requests accepted after the Exchange has closed (4:00 p.m. [Eastern time]) will be processed at the next-determined net asset value. The proceeds generally will be wired on the next business day to the bank account previously chosen by you on your application. A wire fee (currently $5.00) will be deducted from the proceeds.

You may elect this service on your initial application or you may add it later or change bank information by completing the Service Options Form (with a signature guarantee), available through your investment dealer or by calling 1-800-225- 5478. Your bank must be a member of the Federal Reserve System or have a correspondent bank that is a member. If your account is with a savings bank, it must have only one correspondent bank that is a member of the Federal Reserve System.

Mailed to Your Address of Record -- Class Y shares may be redeemed by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business and requesting that a check for the proceeds be mailed to the address on your account, provided that the address has not changed during the previous month and that the proceeds are for $100,000 or less. Generally, the check will be mailed to your address of record on the business day after your redemption request is received.

Redemption requests accepted after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes before 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open.

BY MAIL:

You may redeem your shares at their net asset value next determined after receipt of your request in good order by sending a written request (including any necessary special documentation) to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

The request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, the number of shares or the dollar amount to be redeemed and whether you wish the proceeds mailed to your address of record, wired to your bank or transmitted through ACH. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on the confirmation statement) and indicate any special capacity in which they are signing (such as trustee, custodian or under power of attorney or on behalf of a partnership, corporation or other entity).

If you are redeeming shares worth less than $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, no signature guarantee is required. Otherwise, you generally must have your signature guaranteed by an eligible guarantor institution in accordance with procedures established by the Servicing Agent. See the Statement. Signature guarantees by notaries public are not acceptable.

Additional written information may be required for redemptions by certain benefit plans and IRAs. Contact the Distributor or your investment dealer for details.


GENERAL. Redemption requests will be effected at the net asset value next determined after your redemption request is received in proper form by State Street Bank and Trust Company ("State Street Bank"). Redemption proceeds will normally be mailed to you within seven days after State Street Bank or the Distributor receives your request in good order. However, in those cases where you have recently purchased your shares by check or an electronic funds transfer through the ACH system and you make a redemption request within ten days after such purchase or transfer, a Fund may withhold redemption proceeds until the Fund knows that the check or funds have cleared.

During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If you are unable to contact the Distributor by telephone, shares may be redeemed by delivering the redemption request in person to the Distributor or by mail as described above. Requests are processed at the net asset value next determined after the request is received.

Special rules apply to redemptions under powers of attorney. Please call the Distributor or your investment dealer for more information.

Telephone redemptions are not available for tax-qualified retirement plans or for Fund shares held in certificate form. If certificates have been issued for your investment, you must send them to New England Funds along with your request before a redemption request can be honored. See the instructions for redemption by mail above.

The Funds may suspend the right of redemption and may postpone payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC, when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period permitted by the SEC for the protection of investors.

If NEFM and a Fund's subadviser(s) determine(s), in its or their sole discretion, that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash. Securities used to redeem Fund shares in kind will be valued in accordance with the Funds' procedures for valuation described under "Buying Fund Shares - General." Securities distributed by a Fund in kind will be selected by Back Bay Advisorsin light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. Investors may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Funds' right to pay redemptions in kind is limited by an election made by the Funds under Rule 18f-1 under the Investment Company Act of 1940, as amended. See "Redemptions" in the Statement.

                                  FUND DETAILS

INCOME TAX CONSIDERATIONS

As long as a Fund distributes substantially all its net investment income and net short-term capital gains, if any, to its shareholders, it will not pay federal income tax on the amounts distributed.

The Funds usually do not realize a substantial amount of long-term capital gains. If a Fund does, it will distribute them annually and they will be taxable to you as long-term capital gains, whether received in cash or additional shares and regardless of how long you have held your shares. No distribution from any Fund is expected to be eligible for the dividends-received deduction for corporations.

To avoid certain excise taxes, each Fund must distribute by December 31 each year virtually all of its ordinary income realized in that year, and all of any previously undistributed capital gain net income it realized in the twelve months ending October 31 of that year. Certain dividends declared by a Fund in December, but not actually received by you until January, will be treated for federal tax purposes as though you had received them on December 31.

The Distributor will send you and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions paid to you during the preceding year. You should consult your tax advisor about any state or local taxes that may apply to such distributions. BE SURE TO KEEP THIS STATEMENT AS A PERMANENT RECORD. A FEE MAY BE CHARGED FOR ANY DUPLICATE INFORMATION REQUESTED.

The Money Market Fund and the Government Fund are each required to withhold 31% of all income dividends and capital gain distributions they pay to you if you do not provide a correct, certified taxpayer identification number, if the Fund is notified that you have underreported income in the past, or if you fail to certify to the Fund that you are not subject to such federal back-up withholding. In addition, each such Fund is required to withhold 31% of the gross proceeds of Fund shares you redeem if you have not provided a correct, certified taxpayer identification number. If you are a tax-exempt shareholder, however, these backup withholding rules will not apply so long as you furnish the Fund with an appropriate certification. Similar withholding requirements apply to the Tax Exempt Fund, except that such requirements will not apply to dividends from the Tax Exempt Fund if at least 95% of the Fund's dividends for any year are "exempt-interest dividends" (dividends derived from interest on Municipal Securities).

MONEY MARKET FUND AND GOVERNMENT FUND
Dividends and distributions of short-term capital gains, if any, are taxable to you as ordinary income, whether paid in cash or in additional shares.

DIVIDENDS DERIVED FROM INTEREST ON U.S. GOVERNMENT SECURITIES MAY BE EXEMPT FROM STATE AND LOCAL TAXES. EACH FUND INTENDS TO ADVISE SHAREHOLDERS OF THE PROPORTION OF ITS DIVIDENDS DERIVED FROM SUCH INTEREST. BEFORE INVESTING IN EITHER FUND, YOU SHOULD CHECK THE CONSEQUENCES OF YOUR LOCAL AND STATE TAX LAWS, AND OF ANY RETIREMENT PLAN OFFERING TAX BENEFITS.

TAX EXEMPT FUND
You may exclude from your gross income on your federal tax return any "exempt-interest dividends" received from the Fund. However, if you receive social security benefits, you may be taxed on a portion of those benefits as a result of receiving tax exempt income. Also, if the Fund invests in private activity Municipal Securities, a portion of the Fund's dividends may constitute a tax preference item subject to the alternative minimum tax. In addition, all exempt-interest dividends will constitute an item of "adjusted current earnings" (although not taxable income) to corporate shareholders, which may in certain circumstances give rise to alternative minimum tax liability.

Other dividends and short-term capital gains, if any, are taxable to you as ordinary income, whether paid in cash or additional shares.

The federal exemption for "exempt-interest dividends" does not necessarily result in an exemption from state and local taxes. DISTRIBUTIONS OF "EXEMPT-INTEREST DIVIDENDS" MAY BE EXEMPT FROM STATE AND LOCAL TAXATION TO THE EXTENT THEY ARE DERIVED FROM THE STATE OR LOCALITY IN WHICH YOU RESIDE. THE FUND WILL REPORT ANNUALLY ON A STATE-BY-STATE BASIS THE SOURCE OF INCOME THE FUND RECEIVES ON MUNICIPAL SECURITIES WHICH WAS PAID OUT AS DIVIDENDS DURING THE PRECEDING YEAR.

Note: The information above is only a summary of applicable tax law. You should consult your own tax adviser for more information about the tax consequences of an investment in the Funds.

ADDITIONAL FACTS ABOUT THE FUNDS

- The Distributor pays a service fee to investment dealers for services provided and expenses incurred when establishing or servicing shareholder accounts in any of the Funds. The fee is not a direct or indirect expense of the Funds or their shareholders and does not affect a Fund's yield.

- Each Trust offers only its own shares for sale. In some circumstances, a Trust might be held liable to shareholders of the other Trust for misstatements, if any, contained in this combined prospectus. The trustees of the Trusts have considered this possible liability and have approved the use of a combined prospectus.

- Assets of each Fund normally are valued at amortized cost on each day that the Exchange is open for trading. Net asset value per share is determined by dividing each Fund's net assets by the total number of Fund shares outstanding. Each Fund's net assets are equal to the value of its investments and its other assets minus its liabilities.

- Shares of each Fund are freely transferable and are entitled to be voted at shareholder meetings. Each Fund holds shareholder meetings only when required rather than on an annual basis. Shareholders of a Trust may remove the trustees of that Trust from office by votes cast at a shareholder meeting or by written consent.

- The Money Market Fund and the Government Fund are separate series of New England Cash Management Trust, a Massachusetts business trust organized on June 5, 1980. The Tax Exempt Fund is a Massachusetts business trust organized on January 18, 1983. Each Fund is registered as a diversified open-end management investment company under the Investment Company Act of 1940 and is authorized to issue an unlimited number of full and fractional shares.

- Each Fund may include its yield in advertisements or other written sales material. Yield may be either the yield for a particular seven-day period (stated on an annualized basis), or an "effective yield" calculated by assuming that an investor reinvests all Fund dividends throughout a one-year period and that the Fund earns net income for the entire year at the same rate as net income is earned during a particular seven-day period. The Tax Exempt Fund may also advertise its taxable-equivalent yield, which is the taxable yield an investor would have to earn to receive the equivalent of the Fund's yield after payment of federal income tax (assuming a particular federal income tax rate).

    Each Fund may also show illustrations of how the value of an account with the Fund would have grown over past time periods, assuming that all dividends paid to that account were immediately reinvested in shares of the Fund.

- New England Funds, L.P., 399 Boylston Street, Boston, MA 02116, is the transfer and dividend paying agent for each Fund. It has subcontracted certain of its obligations as such to State Street Bank, 225 Franklin Street, Boston, MA 02110.

- Each Fund's annual report contains additional performance information and is available upon request and without charge. Each Fund will send a single copy of its annual and semi-annual reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semi-annual report in writing or by telephone.


- The Class A, Class B and Class Y structure could be terminated should certain IRS rulings be rescinded.


- Each Trust's trustees have the authority without shareholder approval to issue other classes of shares of each Fund that represent interests in the Funds' portfolios but that have different sales load and fee arrangements.

-   Back Bay Advisors(R) is a registered trademark of Back Bay Advisors, L.P.


- Class Y bear their own transfer agency and prospectus printing costs and will not bear any portion of those costs relating to other classes of shares.

[LOGO](R)
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
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NEW ENGLAND MONEY MARKET FUNDS

NEW ENGLAND CASH MANAGEMENT TRUST -- MONEY MARKET SERIES
NEW ENGLAND CASH MANAGEMENT TRUST -- U.S. GOVERNMENT SERIES
NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST

STATEMENT OF ADDITIONAL INFORMATION


SEPTEMBER 1, 1997
as revised November 15, 1997

This Statement of Additional Information (the "Statement") is not a prospectus. This Statement relates to the prospectus of New England Cash Management Trust and New England Tax Exempt Money Market Trust dated September 1, 1997 and the Class Y Prospectus dated November 15, 1997 (the "Prospectuses" and each a "Prospectus"), and should be read in conjunction therewith. A copy of the Prospectus may be obtained from New England Funds, L.P. (the "Distributor"), 399 Boylston Street, Boston, Massachusetts 02116.


                        T A B L E   O F   C O N T E N T S
                                                                         Page
  Investment Objectives and Policies
  Investment Restrictions
  Management of the Funds
  Investment Advisory, Subadvisory, Distribution and Other Services
  Portfolio Transactions
  Performance
  Description of the Funds and Ownership of Shares
  Purchase of Shares
  Shareholder Services
           Open Accounts
           Automatic Investment Plans
           Retirement Plans Offering Tax Benefits
           Systematic Withdrawal Plans
           Exchange Privilege
           Automatic Exchange Plan
  Redemptions
  Net Income, Dividends and Valuation
  Tax-Free Investing
  Taxes
  Financial Statements
  Appendix A - Description of Certain New England Cash Management
               Trust Investments                                         A-1
  Appendix B - Description of Certain New England Tax-Exempt Money
               Market Trust Investments                                  B-1
  Appendix C - Ratings of Corporate and Municipal Bonds, Commercial
               Paper and Short-Term Tax Exempt Obligations               C-1
  Appendix D - Media That May be Referred to in Fund Advertisements
                or Sales Literature                                      D-1
  Appendix E - Advertising and Promotional Literature                    E-1

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                       INVESTMENT OBJECTIVES AND POLICIES
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GENERAL

         The investment objectives and policies of New England Cash Management Trust - Money Market Series (the "Money Market Fund"), New England Cash Management Trust - U.S. Government Series (the "Government Fund") and New England Tax Exempt Money Market Trust (the "Tax Exempt Fund") (the "Funds," and each a "Fund") are summarized in the Prospectus under "Investment Strategy" and "Investment Risks."

         The investment policies and types of permitted investments of each Fund set forth below and in the Prospectus may be changed without shareholder approval except that the investment objective of each Fund, and any investment policy expressly identified as fundamental, may not be changed without the approval of a majority of the outstanding voting securities of that Fund.

         The terms "shareholder approval" and "majority of the outstanding voting securities" as used in the Prospectus and this Statement each refer to approval by the lesser of (i) 67% or more of the shares of the applicable Fund represented at a meeting at which more than 50% of the outstanding shares of such Fund are represented or (ii) more than 50% of the outstanding shares of such Fund.

         New England Cash Management Trust and New England Tax Exempt Money Market Trust are sometimes referred to hereinafter as the "Trusts," and each as a "Trust."

MONEY MARKET FUND AND GOVERNMENT FUND

         Each Fund will invest only in securities which the Funds' subadviser, Back Bay Advisors(R), L.P. ("Back Bay Advisors(R)"), acting under guidelines established by the Cash Management Trust's Board of Trustees, has determined are of high quality and present minimal credit risk. For a description of certain of the money market instruments in which each Fund may invest, and the related descriptions of the ratings of Standard and Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's"), see Appendices A and C to this Statement. Money market instruments maturing in less than one year may yield less than obligations of comparable quality having longer maturities.

         Obligations in which the Government Fund invests generally yield less than the obligations in which the Money Market Fund may invest. Therefore, the Government Fund may generally be expected to have a lower yield than the Money Market Fund.

         As described in the Prospectus, the Money Market Fund's investments may include certain U.S. dollar-denominated obligations of foreign banks or of foreign branches and subsidiaries of U.S. banks, which may be subject to foreign economic, political and legal risks. Such risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, difficulties in obtaining and enforcing a judgment against a foreign obligor, exchange control regulations (including currency blockage), and the expropriation or nationalization of assets or deposits. Foreign branches of U.S. banks and foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches and banks may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. Obligations of such branches or banks will be purchased only when Back Bay Advisors(R) believes the risks are minimal.

         The full faith and credit obligations of the U.S. Government in which the Government Fund may invest include obligations issued by such government agencies as the Government National Mortgage Association, the Farmer's Home Administration and the Small Business Administration.

         Considerations of liquidity, safety and preservation of capital may preclude the Funds from investing in money market instruments paying the highest available yield at a particular time. Each Fund, consistent with its investment objective, attempts to maximize yields by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Each Fund also invests to take advantage of what are believed to be temporary disparities in the yields of the different segments of the high quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations to be purchased by the Funds, may result in frequent changes in the portfolio of each Fund. There are usually no brokerage commissions as such paid by the Funds in connection with the purchase of securities of the type in which they invest. See "Portfolio Transactions."

         See also "Investment Restrictions" below.

TAX EXEMPT FUND

         As described in the Prospectus, the Tax Exempt Fund seeks to achieve its objective through investment in a diversified portfolio consisting primarily of high quality short-term fixed, variable and floating rate debt securities the interest on which is, in the opinion of bond counsel for the issuers of the securities at the time of their issuance, exempt from federal income taxation ("Municipal Securities"). Municipal Securities are generally obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or by or on behalf of multi-state agencies or authorities. For a more complete description of various types of Municipal Securities and the meanings of the Moody's and S&P ratings referred to in the Prospectus, see Appendices B and C to this Statement. The Fund expects that at least 95% of all dividends paid by the Fund in any given year will be exempt from federal income tax. See "Taxes."

         As described in the Prospectus, the Fund may elect on a temporary basis to hold cash or to invest in obligations other than Municipal Securities when such action is deemed advisable by Back Bay Advisors(R). For example, the Fund might hold cash or make such temporary investments: (i) due to market conditions; (ii) in the event of the scarcity of suitable Municipal Securities;
(iii) pending investment of proceeds from subscriptions for Fund shares or from the sale of portfolio securities; or (iv) in anticipation of redemptions. The Fund will limit its investments in obligations other than Municipal Securities to "money market securities" such as (i) short-term obligations issued or guaranteed by the United States Government or its agencies, authorities or instrumentalities ("U.S. Government Securities"), (ii) high quality short-term domestic certificates of deposit, commercial paper and domestic bankers' acceptances and other high quality money market instruments, or (iii) repurchase agreements with brokers, dealers and banks relating to Municipal or U.S. Government Securities. The interest earned on money market securities is not exempt from federal income tax and may be taxable to shareholders as ordinary income. The ability of the Fund to invest in such taxable money market securities is limited by a requirement of the Internal Revenue Code (the "Code") that at least 50% of the Fund's total assets be invested in Municipal Securities at the end of each quarter of the Fund's fiscal year (see "Taxes") and by a fundamental policy of the Fund which requires that during periods of normal market conditions the Fund will not purchase any security if, as a result, less than 80% of the Fund's net assets would then be invested in Municipal Securities.

         As described in the Prospectus, the Fund may invest in variable or floating rate Municipal Securities. These obligations pay a rate of interest adjusted on a periodic basis and determined by reference to a prescribed formula. Such obligations will be subject to prepayment without penalty, at the option of either the Fund or the issuer, and may be backed by letters of credit or similar arrangements where necessary to ensure that the obligations are of appropriate investment quality. Back Bay Advisors(R) intends to evaluate the credit of the issuers of these obligations and the providers of credit support no less frequently than quarterly.

         The price stability and liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market securities, because the taxable money market is a broader and more liquid market with a greater number of investors, issuers and market makers than the short-term Municipal Securities market and because the average portfolio maturity of a money market fund will generally be shorter than the average portfolio maturity of a tax exempt money fund such as the Fund. Adverse economic, business or political developments might affect all or a substantial portion of the Fund's Municipal Securities in the same manner.

When-Issued Securities


         As described in the Prospectus, the Tax Exempt Fund may purchase Municipal Securities on a when-issued basis, which means that delivery and payment for the securities normally occurs 15 to 45 days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. Pending delivery of securities purchased on a when-issued basis, the amount of the purchase price will be held in liquid assets such as cash or high quality debt obligations. Such obligations and cash will be maintained in a separate account with the Fund's custodian in an amount equal on a daily basis to the amount of the Fund's when-issued commitments. By committing itself to purchase Municipal Securities on a when-issued basis, the Fund subjects itself to market and credit risks on such commitments as well as such risks otherwise applicable to its portfolio securities. Therefore, to the extent the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary from $1.00 per share. (See "Net Income, Dividends and Valuation.") The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities. However, the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Such sales may result in capital gains which are not exempt from federal income taxes. When the time comes to pay for when-issued securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or less than the Fund's payment obligation).


Purchase of Securities with Rights to Put Securities to Seller

         The Fund has authority to purchase securities, including Municipal Securities, at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase if the Fund simultaneously acquires the right to sell the securities back to the seller at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally called a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity and to permit the Fund to meet redemptions while remaining as fully invested as possible in Municipal Securities. The Fund will acquire puts only from recognized securities dealers.

         For the purposes of asset valuation, the Fund will never ascribe any value to puts. The Fund will rarely pay specific consideration for them (although typically the yield on a security that is subject to a put will be lower than for an otherwise comparable security that is not subject to a put). In no event will the specific consideration paid for puts held in the Fund's portfolio at any time exceed 1/2 of 1% of the Fund's net assets. Puts purchased by the Fund will generally not be marketable and the Fund's ability to exercise puts will depend on the creditworthiness of the other party to the transaction.

ALL FUNDS

         As noted in the Prospectus, each Fund may enter into repurchase agreements, which are agreements by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve or, to the extent permitted by the Investment Company Act of 1940 [the "1940 Act"], a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford each Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a U.S. Government Security (in the case of any Fund), a Municipal Security (in the case of the Tax Exempt Fund) or another type of high quality money market instrument, the obligation of the seller is not guaranteed by the U.S. Government, the issuer of the Municipal Security, or the issuer of any other high quality money market instrument underlying the agreement, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, in case of such a default, a Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period, and (c) inability to enforce rights and the expenses involved in attempted enforcement. Each Fund will enter into repurchase agreements only where the market value of the underlying security equals or exceeds the repurchase price, and each Fund will require the seller to provide additional collateral if this market value falls below the repurchase price at any time during the term of the repurchase agreement.

         As described in the Prospectus, all of each Fund's investments will, at the time of investment, have remaining maturities of 397 days or less. The average maturity of each Fund's portfolio securities based on their dollar value will not exceed 90 days at the time of each investment. If the disposition of a portfolio security results in a dollar-weighted average portfolio maturity in excess of 90 days for any Fund, such Fund will invest its available cash in such a manner as to reduce its dollar-weighted average portfolio maturity to 90 days or less as soon as reasonably practicable. For the purposes of the foregoing maturity restrictions, variable rate instruments which are scheduled to mature in more than 397 days are treated as having a maturity equal to the longer of
(i) the period remaining until the next readjustment of the interest rate and
(ii) if the Fund is entitled to demand prepayment of the instrument, the notice period remaining before the Fund is entitled to such prepayment; other variable rate instruments are treated as having a maturity equal to the shorter of such periods. Floating rate instruments which are scheduled to mature in more than 397 days are treated as having a maturity equal to the notice period remaining before the Fund is entitled to demand prepayment of the instrument; other floating rate instruments, and all such instruments which are U.S. Government Securities, are treated as having a maturity of one day.


         The value of the securities in each Fund can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates increase after a security is purchased, that security, if sold, might be sold at a loss. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security were held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of the shares of any Fund could require the sale of portfolio investments of that Fund at a time when a sale might not be desirable.

         After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by such Fund. However, such event will be considered in determining whether the Fund should continue to hold the security. To the extent that the ratings given by Moody's or S&P (or another SEC-approved nationally recognized statistical rating organization ["NRSRO"]) may change as a result of changes in such organizations or their rating systems, each Fund will, in accordance with standards approved by the relevant Board of Trustees, attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus.

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                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

         The following is a list of each Fund's investment restrictions. The restrictions set forth in the numbered paragraphs are fundamental policies and, accordingly, will not be changed without the consent of the holders of a majority of the outstanding voting securities of the applicable Fund.

MONEY MARKET FUND AND GOVERNMENT FUND

         Neither the Money Market Fund nor the Government Fund will:

         (1) Purchase any security (other than U.S. Government Securities and repurchase agreements relating thereto) if, as a result, more than 5% of the Fund's total assets (taken at current value) would be invested in securities of a single issuer. This restriction applies to securities subject to repurchase agreements but not to the repurchase agreements themselves;

         (2) Purchase any security if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. This restriction does not apply to U.S. Government Securities and bank obligations. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents;

         (3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales;

         (4) Acquire more than 10% of the total value of any class of the outstanding securities of an issuer or acquire more than 10% of the outstanding voting securities of an issuer. This restriction does not apply to U.S. Government Securities;

         (5) Borrow money, except as a temporary measure for extraordinary or emergency purposes (but not for the purpose of investment) up to an amount not in excess of 10% of its total assets (taken at cost) or 5% of such total assets (taken at current value), whichever is lower;

         (6) Pledge, mortgage or hypothecate more than 10% of its total assets (taken at cost);

         (7) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

         (8) Purchase or retain securities of any issuer if, to the knowledge of the Fund, officers and Trustees of the Fund or officers and directors of any investment adviser of the Fund who individually own beneficially more than 1/2 of 1% of the securities of that company, together own beneficially more than 5%;

         (9) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its objective and investment policies. This restriction does not apply to repurchase agreements;

         (10) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contracts or real estate. This restriction does not prevent the Fund from purchasing securities of companies investing in real estate or of companies which are not principally engaged in the business of buying or selling such leases, rights or contracts;

         (11) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

         (12) Make investments for the purpose of exercising control or management;

         (13) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with other accounts under the management of Back Bay Advisors(R) to reduce acquisition costs, to average prices among them, or to facilitate such transactions, is not considered participating in a trading account in securities);

         (14)     Write or purchase puts, calls or combinations thereof; or

         (15) Invest in the securities of other investment companies, except in connection with a merger, consolidation or similar transaction.

         Except as otherwise stated, the foregoing percentages and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

TAX EXEMPT FUND

         The Tax Exempt Fund will not:

         (1) Purchase any security if, as a result, more than 5% of the Fund's total assets (based on current value) would then be invested in the securities of a single issuer. This limitation does not apply to securities of the United States Government, its agencies or instrumentalities or to any security guaranteed thereby. The limitation applies to securities subject to credit enhancement, but guarantors, insurers, issuers of puts and letters of credit and other parties providing credit enhancement are not considered issuers for purposes of the restriction, although investment in such securities may be limited by applicable regulatory restrictions. The restriction also applies to securities subject to repurchase agreements but not to the repurchase agreements themselves. (The SEC staff currently takes the position that only fully collateralized repurchase agreements may be excluded from such restriction);

         (2) Purchase voting securities or make investments for the purpose of exercising control or management;

         (3) Invest more than 25% of its total assets in industrial development bonds which are based, directly or indirectly, on the credit of private entities in any one industry or in securities of private issuers in any one industry. (In the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries.);

         (4) Participate on a joint or joint and several basis in any trading account in securities;

         (5) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of securities transactions;

         (6) Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of its total assets taken at cost, except that the Fund may enter into reverse repurchase agreements. The Fund will not, however, borrow or enter into reverse repurchase agreements if the value of the Fund's assets would be less than 300% of its borrowing and reverse repurchase agreement obligations. In addition, when borrowings (other than reverse repurchase agreements) exceed 5% of the Fund's total assets (taken at current value), the Fund will not purchase additional portfolio securities. Permissible borrowings and reverse repurchase agreements will be entered into solely for the purpose of facilitating the orderly sale of portfolio securities to accommodate redemption requests;

         (7) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into loan participations and repurchase agreements;

         (8) Pledge, mortgage or hypothecate its assets except in connection with reverse repurchase agreements and except to secure temporary borrowings permitted by (6) above in aggregate amounts not to exceed 10% of its net assets taken at cost at the time of the incurrence of such borrowings;

         (9) Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

         (10) Invest in securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation, reorganization or similar transaction. Under the 1940 Act the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company;

         (11) Purchase or retain securities of an issuer if, to the knowledge of the Fund, officers, trustees or directors of the Fund or any investment adviser of the Fund who individually own beneficially more than 1/2 of 1% of the shares or securities of that issuer together own beneficially more than 5% of such shares or securities;

         (12) Purchase securities of any company which has (with predecessor businesses and entities) a record of less than three years' continuing operation or purchase securities whose source of repayment is based, directly or indirectly, on the credit of such a company, except (i) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or (ii) Municipal Securities which are rated by at least two nationally recognized municipal bond rating services, if as a result more than 5% of the total assets of the Fund (taken at current value) would be invested in such securities;

         (13) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contracts or real estate (except that the Fund may buy Municipal Securities or other permitted investments secured by real estate or interests therein), or

         (14) Write or purchase puts, calls, warrants, straddles, spreads or combinations thereof, except that the Fund may purchase puts as described under "Investment Objectives and Policies -- Tax Exempt Fund -- Purchase of Securities with Rights to Put Securities to Seller" and may purchase Municipal Securities on a "when-issued" basis as described under "Investment Objectives and Policies -- Tax Exempt Fund -- When-Issued Securities";

         Except as otherwise stated in restriction (6), the foregoing percentages and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

         For the purpose of the foregoing investment restrictions, the identification of the "issuer" of Municipal Securities which are not general obligation bonds (see Appendix B) is made by Back Bay Advisors(R) on the basis of the characteristics of the obligation, the most significant of which is the source of funds for the payment of principal and interest on such securities. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision, and the obligation is based solely on the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of industrial development bonds (see Appendix B), if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be regarded as the sole issuer.

ALL FUNDS

         No Fund will purchase any security restricted as to disposition under federal securities laws if, as a result, more than 10% of such Fund's net assets would be invested in such securities or in other securities that are illiquid. The Funds have implemented procedures to determine the liquidity of Section 4(2) commercial paper purchased by the Funds for purposes of determining whether the Fund's limit on the purchases of illiquid securities has been met.

         The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are "illiquid" securities. Each Fund currently intends to conduct its operations in a manner consistent with this view. In addition, certain loan participations may be "illiquid" securities for this purpose.

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                             MANAGEMENT OF THE FUNDS
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Trustees

         The trustees of the Trusts and their ages (in parentheses) and principal occupations during at least the past five years are as follows:

GRAHAM T. ALLISON, JR.--Trustee (57); 79 John F. Kennedy Street, Cambridge,
         Massachusetts 02138; Douglas Dillon Professor and Director for the Center of Science and International Affairs, John F. Kennedy School of Government; Special Advisor to the United States Secretary of Defense; formerly, Assistant Secretary of Defense; formerly, Dean, John F. Kennedy School of Government.

DANIEL M. CAIN -- Trustee (52); 452 Fifth Avenue, New York, New York 10018;
         President and CEO, Cain Brothers & Company Incorporated (investment banking); formerly, Trustee, Universal Health Realty Income Trust
         (REIT); Chairman, Inter Fish, Inc. (aquaculture venture in Barbados).

KENNETH J. COWAN -- Trustee (65); One Beach Drive, S.E. #2103, St. Petersburg,
         Florida 33701; Retired; Director, A Young Woman's Residence (social services); formerly, Senior Vice President-Finance and Chief Financial Officer, Blue Cross of Massachusetts, Inc. and Blue Shield of Massachusetts, Inc.; formerly, Director, Neworld Bank for Savings and Neworld Bancorp.

RICHARD DARMAN -- Trustee (54); 1001 Pennsylvania Avenue, N.W., Washington, D.C.
         20004; Partner and Managing Director, The Carlyle Group (investments); Trustee, Council for Excellence in Government (not-for-profit); Director, Frontier Ventures (personal investment); Director, Highway Master Communications (mobile communications); Managing Partner, Little Falls Partners (family investment); Director, Sequana Therapeutics (biotechnology/genomics); Director, Telcom Ventures (telecommunications); formerly, Director of the U.S. Office of Management and Budget and a member of President Bush's Cabinet.

SANDRA O. MOOSE -- Trustee (55); 135 E. 57th Street New York, New York 10022;
         Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting); Director, GTE Corporation and Rohm and Haas Company (specialty chemicals).

HENRY L.P. SCHMELZER* -- Trustee and President (54); President, Chief
         Executive Officer and Director, NEF Corporation; Managing Director, President and Chief Executive Officer, New England Funds, L.P.; President and Chief Executive Officer, New England Funds Management, L.P. ("NEFM"); Director, Back Bay Advisors(R), Inc. ("BBAI"); Director, Maine Bank and Trust Company; formerly, Director, New England Securities Corporation ("New England Securities").

JOHN A. SHANE -- Trustee (64); 300 Unicorn Drive, Woburn, Massachusetts
         01801; President, Palmer Service Corporation (venture capital organization); General Partner, Palmer Partners L.P. (venture capital organization); Director, Abt Associates, Inc. (consulting firm); Director, Arch Communications Group, Inc. (paging service); Director, Dowden Publishing Company, Inc. (publishers of medical magazines); Director, Eastern Bank Corporation; Director, Overland Data, Inc. (manufacturer of computer tape drives); Director, Gensym Corporation (expert system software); Director, Summa Four, Inc. (manufacturer of telephone switching equipment); Director, United Asset Management Corporation (holding company for institutional money management).


PETER S. VOSS* -- Chairman of the Board, Chief Executive Officer and Trustee
         (51); President and Chief Executive Officer, New England Investment Companies, L.P. ("NEIC"); Director, President and Chief Executive Officer, New England Investment Companies, Inc. ("NEIC Inc."); Chairman of the Board and Director, NEF Corporation; Chairman of the Board and Director, BBAI; formerly, Director, New England Life Insurance Company ("NELICO"); formerly, Group Executive Vice President, Bank of America (Los Angeles); formerly, Group Head of International Banking, Trading and Securities, Security Pacific National Bank and Chief Executive Officer, Security Pacific Investment Group.


PENDLETON P. WHITE -- Trustee (66); 6 Breckenridge Lane, Savannah, Georgia
        31411; Retired; formerly, President and Chairman of the Executive Committee, Studwell Associates (executive search consultants); formerly, Trustee, The Faulkner Corporation (community hospital corporation).

Officers

         In addition to Messrs. Voss and Schmelzer, the officers of the Trusts and their ages (in parentheses) and principal occupations during the past five years are as follows:

BRUCE R. SPECA -- Executive Vice President (41); Executive Vice President,
         NEF Corporation; Managing Director and Executive Vice President, New England Funds, L.P.; Executive Vice President, NEFM.


FRANK NESVET -- Treasurer (54); Senior Vice President and Chief Financial
         Officer, NEF Corporation; Managing Director, Senior Vice President and Chief Financial Officer, New England Funds, L.P.; Senior Vice President and Chief Financial Officer, NEFM; formerly, Executive Vice President, Chairman and Chief Executive Officer, SuperShare Services Corporation (mutual fund and unit investment trust sponsor).


--------
* Trustee deemed an "interested person" of the Trusts, as defined in the 1940 Act.

         Each person listed above holds the same position(s) with both Trusts. Previous positions during the past five years with NELICO or Metropolitan Life Insurance Company ("MetLife"), New England Funds, L.P. or NEFM are omitted, if not materially different. Each of the trustees is also a director or trustee of several other investment companies for which New England Funds, L.P. acts as principal underwriter.

         The address of each trustee and officer affiliated with NEF Corporation, New England Funds, L.P., NEFM or New England Securities is 399 Boylston Street, Boston, Massachusetts 02116.

Compensation

         Neither Trust pays compensation to its officers, or to its trustees who are "interested persons" of the Trusts.

         Each trustee who is not an interested person of the Trusts receives in the aggregate for serving on the boards of the Trusts and New England Funds Trust I, New England Funds Trust II and New England Funds Trust III (all five trusts collectively, the "New England Funds Trusts"), comprising a total of 23 mutual fund portfolios, a retainer fee at the annual rate of $40,000 and meeting attendance fees of $2,500 for each meeting of the boards he or she attends and $1,500 for each meeting he or she attends of a committee of the board of which he or she is a member. Each committee chairman receives an additional retainer fee at the annual rate of $2,500. These fees are allocated among the Funds and the twenty other mutual fund portfolios in the New England Funds Trusts based on a formula that takes into account, among other factors, the net assets of each fund.

         During the fiscal year ended June 30, 1997, the persons who were trustees of the Trusts received the amounts set forth in the following table for serving as a trustee of the Trusts; and during the year ended December 31, 1996, such persons received the amounts set forth below for serving as trustee of the Trusts and for also serving on the governing boards of the other New England Funds Trusts.

                                 Aggregate          Aggregate         Pension or
                               Compensation       Compensation        Retirement                       Total Compensation
                             from New England   from New England   Benefits Accrued                       from the New
                              Cash Management   Tax Exempt Money    as Part of Fund      Estimated        England Funds
                               Trust in the      Market Trust in    Expenses in the       Annual          Trusts in the
                                Year Ended       the Year Ended    Year Ended June     Benefits Upon       Year Ended
  Name ot Trustee              June 30, 1997      June 30, 1997        30, 1997         Retirement      December 31, 1996
  ---------------              -------------      -------------        --------         ----------      -----------------
Graham T. Allison, Jr.             $4,627             $1,915              $0                $0               $54,500
Daniel M. Cain*                     5,381              2,188              $0                $0                51,250
Kenneth J. Cowan                    5,451              2,196              $0                $0                61,250
Richard Darman*                     4,991              2,097              $0                $0                48,500
Sandra O. Moose                     5,128              2,165              $0                $0                59,000
John A. Shane                       5,128              2,165              $0                $0                59,000
Pendleton P. White                  5,127              2,165              $0                $0                57,500

*      Messrs. Cain and Darman were elected trustees of the New England Funds Trusts on February 23, 1996.

        The Trusts provide no pension or retirement benefits to trustees, but have adopted a deferred payment arrangement under which each trustee may elect not to receive fees from each Fund on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in each Fund on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.


        At September 1, 1997, the officers and trustees of the Trusts as a group owned less than 1% of the outstanding shares of each Fund.


--------------------------------------------------------------------------------
        INVESTMENT ADVISORY, SUBADVISORY, DISTRIBUTION AND OTHER SERVICES
--------------------------------------------------------------------------------

Investment Advisory and Subadvisory Agreements

         Pursuant to separate advisory agreements, each dated August 30, 1996, NEFM has agreed, subject to the supervision of the Board of Trustees of the relevant Trust, to manage the investment and reinvestment of the assets of each Fund and to provide a range of administrative services to each Fund. For the services described in the advisory agreements, each Fund has agreed to pay NEFM a management fee as set forth below:

         Money Market Fund and Government Fund

    Annual Percentage Rate                 Average Daily Net Asset Value Levels
    ----------------------                 ------------------------------------
          .425%                            the first $500 million
          .400%                            the next $500 million
          .350%                            the next $500 million
          .300%                            the next $500 million
          .250%                            amounts in excess of $2 billion

         Tax Exempt Fund -- Under the advisory agreement relating to the Tax Exempt Fund, the Fund pays NEFM a fee at the annual rate of 0.40% of the average daily net asset value of the Fund up to $100 million and 0.30% of such asset value in excess of $100 million.

         The advisory agreements each provide that NEFM may delegate its responsibilities thereunder to other parties. Pursuant to separate subadvisory agreements, each dated August 30, 1996, NEFM has delegated responsibility for managing the investment and reinvestment of each Fund's assets to Back Bay Advisors(R) as subadviser. For providing such subadvisory services to the Funds, NEFM pays Back Bay Advisors(R) a subadvisory fee as set forth below:

                                Annual           Average Net
      Fund                      Fee Rate         Asset Levels
      ----                      --------         ------------
Money Market Fund               0.205%      the first $500 million
                                0.180%      the next $500 million
                                0.160%      the next $500 million
                                0.140%      the next $500 million
                                0.120%      amounts in excess of $2 billion

Government Fund                0.2125%      the first $500 million
                               0.2000%      the next $500 million
                               0.1750%      the next $500 million
                               0.1500%      the next $500 million
                               0.1250%      amounts in excess of $2 billion

Tax Exempt Fund                 0.200%      the first $100 million
                                0.150%      amounts in excess of $100 million

The Funds pay no direct fees to Back Bay Advisors.

         From January 2, 1996 to August 30, 1996, NEFM served as adviser and Back Bay Advisors(R) served as subadviser to each Fund pursuant to separate advisory and subadvisory agreements providing for the same management and subadvisory fees as are currently in effect for the Funds. Prior to January 2, 1996, Back Bay Advisors(R) served as adviser to the Funds pursuant to separate advisory agreements, each of which provided for an advisory fee payable by the Fund to Back Bay Advisors(R) at the same rate as the management fee currently payable by the Fund to NEFM.

         For the fiscal year ended June 30, 1995 and the period July 1, 1995 to December 31, 1995, the advisory fee paid to Back Bay Advisors amounted to $2,796,164 and $1,379,803, respectively, for the Money Market Fund and $255,727 and $126,103, respectively, for the Government Fund.

         For the six months ended June 30, 1996 and the fiscal year ended June 30, 1997, the management fee paid to NEFM amounted to $726,741 and $2,825,485, respectively, for the Money Market Fund and $59,722 and $236,900, respectively, for the Government Fund.

         For the six months ended June 30, 1996 and the fiscal year ended June 30, 1997, the subadvisory fee NEFM paid to Back Bay Advisors amounted to $678,119 and $1,340,219, respectively, for the Money Market Fund and $60,520 and $118,450, respectively, for the Government Fund.

         Beginning January 2, 1996 and until further notice to the Tax Exempt Fund, NEFM and Back Bay Advisors(R) have each agreed to proportionately reduce their fee and/or pay the charges, expenses and fees of the Fund (not including fees payable to the trustees who are not "interested persons" of the Trust) to the extent necessary to limit the Fund's expenses to an annual rate of 0.5625% of average net assets. Prior to January 2, 1996, similar voluntary limitations were in effect with regard to Back Bay Advisors(R) and the Fund. For the fiscal year ended June 30, 1995 and the period July 1, 1995 to December 31, 1995, gross advisory fees payable to Back Bay Advisors(R) of $281,837 and $134,552, respectively, were reduced by $199,639 and $108,843, respectively, as a result of this expense limitation. For the six months ended June 30, 1996 and the fiscal year ended June 30, 1997, gross management fees payable to NEFM of $133,354 and $273,587 were reduced by $54,887 and $192,978, respectively, resulting in net management fees of $78,467 and $80,609, respectively, and gross subadvisory fees payable by NEFM to Back Bay Advisors(R) of $66,677 and $136,794 were reduced by $54,887 and $96,489, respectively, resulting in net subadvisory fees, of $11,790 and $40,305, respectively, as a result of this expense limitation.

         In General. Back Bay Advisors(R) serves as subadviser to the Funds. Formed in 1986, Back Bay Advisors(R) provides investment management services to institutional clients, including other registered investment companies and accounts of NELICO and its affiliates. Back Bay Advisors'(R) general partner, BBAI, is a wholly-owned subsidiary of NEIC Holdings, Inc. ("NEIC Holdings"), which is a wholly-owned subsidiary of NEIC. NEIC owns the entire limited partnership interest in Back Bay Advisors(R). Back Bay Advisors(R) specializes in fixed-income management and currently manages over $7 billion in total assets.

         NEFM, formed in 1995, is a limited partnership whose sole general partner, NEF Corporation, is a wholly-owned subsidiary of NEIC Holdings. NEF Corporation is also the sole general partner of New England Funds, L.P., the distributor of the Funds (the "Distributor"). NEIC owns the entire limited partnership interest in each of NEFM and New England Funds, L.P.

         NEIC's sole general partner, NEIC Inc., is a wholly-owned subsidiary of MetLife New England Holdings, Inc., which in turn is a wholly-owned subsidiary of MetLife. MetLife owns a majority limited partnership interest in NEIC. NEIC and its 14 subsidiary or affiliated asset management firms, collectively, have more than $100 billion of assets under management or administration.

         Each Fund pays all of its expenses not assumed by NEFM or Back Bay Advisors(R), including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under the federal or state securities laws, all expenses of shareholders' and trustees' meetings and of preparing and printing reports to shareholders and the compensation of trustees who are not directors, officers or employees of NEFM, Back Bay Advisors(R) or their affiliates (other than registered investment companies). Each Fund also pays NEFM for certain accounting and legal services provided to the Fund by NEFM.

         Each Fund's advisory agreement and subadvisory agreement provides that it will continue in effect only if it is approved at least annually (i) by the trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the applicable Fund and (ii) by vote of a majority of the trustees who are not interested persons of the Fund or NEFM. Any amendment to an advisory or subadvisory agreement must be approved by vote of a majority of the outstanding voting securities of the applicable Fund and by vote of a majority of the trustees who are not such interested persons. Each agreement may be terminated without penalty by the trustees or by the shareholders of the applicable Fund upon 60 days' written notice or by NEFM upon 90 days' written notice, and each terminates automatically in the event of its assignment. Each subadvisory agreement also may be terminated by the subadviser upon 90 days' notice and automatically terminates upon termination of the related advisory agreement. In addition, each advisory agreement will automatically terminate if the Trust or the Fund shall at any time be required by the Distributor to eliminate all reference to the words "New England" or the letters "TNE" in the name of the relevant Trust or the relevant Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the trustees who are not interested persons of the relevant Trust or the Fund's adviser or subadviser.

         Each Fund's advisory agreement and subadvisory agreement provides that NEFM or Back Bay Advisors(R) shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Certain officers and employees of Back Bay Advisors(R) have responsibility for portfolio management of other advisory accounts and clients of Back Bay Advisors(R) (including other registered investment companies and accounts of affiliates of Back Bay Advisors(R)) that may invest in securities in which the Funds also invest. If Back Bay Advisors(R) determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Back Bay Advisors(R) to the participating accounts.

         It is believed that the ability of the Funds to participate in larger volume transactions in this manner will in some cases produce better executions for the Funds. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to a Fund or the price at which a security may be sold. The trustees are of the view that the benefits of retaining Back Bay Advisors(R) as subadviser to each of the Funds outweigh the disadvantages, if any, that may result from participating in such transactions.

         Where advisory accounts have competing interests in a limited investment opportunity, Back Bay Advisors(R) will allocate an investment purchase opportunity based on the relative time the competing accounts have had funds available for investment, and the relative amounts of available funds, and will allocate an investment sale opportunity based on relative cash requirements and the relative time the competing accounts have had investments available for sale. It is Back Bay Advisors'(R) policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients.

Distribution Agreement

         Under separate agreements with each Fund, the Distributor, 399 Boylston Street, Boston, Massachusetts 02116, acts as the distributor of the Funds' shares, which are sold at net asset value without any sales charge. The Distributor receives no compensation from the Funds or purchasers of Fund shares for acting as distributor. The agreements do not obligate the Distributor to sell a specific number of shares. Under the agreements, the Distributor pays promotion and distribution expenses relating to the sale of Fund shares, including the cost of preparing, printing and distributing prospectuses used in offering shares of the Funds for sale.

         The Distributor pays investment dealers a service fee in order to compensate them for services they provide and expenses they incur in connection with the establishment or maintenance of shareholder accounts in the Funds. The service fee is paid quarterly at an annual rate equal to 0.10% of average Fund net assets, including reinvested dividends, in accounts serviced by the investment dealer during the year. In order to receive a fee for a particular quarter, the investment dealer's clients' average daily net asset balance in a Fund must equal or exceed $1 million. The Distributor pays the service fee; the fee is not a direct or indirect expense of the Funds or their shareholders and does not affect the Funds' yields.

         The Distributor controls the words "New England" in the names of the Trusts and the Funds and if it should cease to be the distributor, New England Cash Management Trust, New England Tax Exempt Money Market Trust or the affected Fund may be required to change their names and delete these words or letters. The Distributor also acts as general distributor for New England Funds Trust I, New England Trust II and New England Funds Trust III.

         The Distributor may publish information about the Funds in the media described in Appendix D and may include information in advertising and sales literature as described in Appendix E.

Independent Accountants

         The Funds' independent accountants are Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110. Price Waterhouse LLP conducts an annual audit of the Funds' financial statements, assists in the preparation of the Funds' federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation. The information concerning Financial Highlights in the Prospectus, and the financial statements incorporated by reference in this Statement, have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

Custodian

         State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, Massachusetts 02110, is the custodian for each Fund. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, State Street Bank receives and delivers cash and securities in connection with transactions of each Fund and collects all dividends and other distributions made with respect to each Fund's portfolio securities. State Street Bank also maintains certain accounts and records of the Funds and calculates the total net asset value, total net income and net asset value per share of the Funds. State Street Bank does not determine the investment policies of the Funds or decide which securities a Fund will buy or sell.

Other Services

         Pursuant to a contract between the Funds and the Distributor, the Distributor acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds' shares. The Funds pay a per account fee to the Distributor for these services in the amount of $21.50, annually, which may be increased with the approval of the Trusts' Boards. The aggregate amount of fees paid by the Funds to the Distributor for these services during the three most recent fiscal years of the Funds were as follows:

              Fund                            Fiscal Year Ended June 30,
-------------------------------      ------------------------------------------
                                        1995             1996            1997
                                        ----             ----            ----
Money Market Fund                    $2,011,935       $1,986,393      $1,743,823
Government Fund                      $   99,544       $   98,617      $   83,709
Tax Exempt Money Market Trust        $   76,391       $   76,498      $   75,898

         The Distributor has subcontracted with State Street Bank for it to provide, through its subsidiary, Boston Financial Data Services, Inc. ("BFDS"), transaction processing, mail and other services.

         In addition, during the fiscal year ended June 30, 1997 New England Funds, L.P. performed certain accounting and administrative services for the Funds. Each Fund reimbursed New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities.

         During the fiscal year ended June 30, 1997, New England Funds, L.P. received legal and accounting services fees paid by the Money Market Fund and Tax Exempt Fund in the amounts of $137,144 and $14,230, respectively. New England Funds, L.P. has voluntarily agreed to waive these legal and accounting services fees for the Government Fund until further notice. As a result of this voluntary waiver, the Distributor waived its entire fee for the Government Fund of $12,059 for the fiscal year ended June 30, 1997.

--------------------------------------------------------------------------------
                             PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

In General

         In placing orders for the purchase and sale of portfolio securities for each Fund, Back Bay Advisors(R) will always seek the best price and execution. It is expected that the Funds' portfolio transactions will generally be with issuers or dealers in money market instruments acting as principal. Accordingly, the Funds do not anticipate that they will pay significant brokerage commissions. During the year ended June 30, 1997, the Funds did not incur any brokerage fees in connection with portfolio transactions.

         Some of the portfolio transactions for each Fund are placed with dealers who provide Back Bay Advisors(R) with supplementary investment and statistical information or furnish market quotations to the Funds or other investment companies advised by Back Bay Advisors(R). The business would not be so placed if the Funds would not thereby obtain the best price and execution. Although it is not possible to assign an exact dollar value to these research services, they may, to the extent used, tend to reduce the expenses of Back Bay Advisors(R). The research services may also be used by Back Bay Advisors(R) in connection with its other advisory accounts and in some cases may not be used with respect to the Funds.

         The Board of Trustees of each Trust has requested that Back Bay Advisors(R) seek to reduce underwriting commissions or similar fees on Fund portfolio transactions through certain methods currently available. It is not expected that these methods will result in material reductions. The Boards have not requested that Back Bay Advisors(R) or its affiliates attempt to join underwriting syndicates to reduce underwriting commissions or fees.

Tax Exempt Fund

         It is expected that the Tax Exempt Fund's portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price.

--------------------------------------------------------------------------------
                                   PERFORMANCE
--------------------------------------------------------------------------------

         From time to time, the Funds may use performance data in advertisements and promotional material. These results may include comparisons to the average daily yields of money market funds reporting to IBC/Donoghue's Money Fund Report ("Donoghue's"), including comparisons of such average yields for funds considered by Donoghue's to be in the same category as each of the Funds. See "Net Income, Dividends and Valuation" below for an explanation of how the Funds calculate yield and "effective" (or "compound") yield.

         New England Funds, L.P. may make reference in its advertising and sales literature to awards, citations and honor bestowed on it by industry organizations and other observers and raters, including, but not limited to Dalbar's Quality Tested Service Seal and Key Honors Award. Such reference may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and New England Funds, L.P.'s selection, including, but not limited to, the scores and categories in which New England Funds, L.P. excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom New England Funds, L.P. competed for the award, honor or citation.

         New England Funds, L.P. may publish, allude to or incorporate in its advertising and sales literature testimonials from shareholders, clients, brokers who sell or own shares, broker-dealers, industry organizations and officials and other members of the public, including, but not limited to, fund performance, features and attributes, or service and assistance provided by departments within the organization, employees or associates of New England Funds, L.P.

         From inception of each Fund (Class A shares) or date of first offering (Class B shares) through each of the dates set forth below, an investment of $10,000 in each Fund grew, assuming the reinvestment of all dividends, to the respective amounts set forth below. The periods covered included periods of widely fluctuating interest rates and should not necessarily be considered representative of performance of an investment in a Fund today.

                               New England Cash Management Trust -- Money Market Series
                                            ($10,000 investment on 7/10/78)
                                                   (Class A Shares)

                                  Value of Investment on First         Value of Cumulative
          Period Ended                    Day of Period                Reinvested Dividends                Total Value
          ------------                    -------------                --------------------                -----------
            12/31/78                          $10,000                        $   385                          $10,385
            12/31/79                           10,385                          1,504                           11,504
            12/31/80                           11,504                          2,971                           12,971
            12/31/81                           12,971                          5,194                           15,194
            12/31/82                           15,194                          7,156                           17,156
            12/31/83                           17,156                          8,680                           18,680
            12/31/84                           18,680                         10,628                           20,628
            12/31/85                           20,628                         12,259                           22,259
            12/31/86                           22,259                         13,676                           23,676
            12/31/87                           23,675                         15,110                           25,110
            12/31/88                           25,110                         16,915                           26,915
            12/31/89                           26,915                         19,320                           29,320
            12/31/90                           29,320                         21,638                           31,638
            12/31/91                           31,638                         23,499                           33,499
            12/31/92                           33,499                         24,655                           34,655
            12/31/93                           34,655                         25,536                           35,536
            06/30/94                           35,536                         26,036                           36,036
            06/30/95                           36,036                         27,761                           37,761
            06/30/96                           37,761                         29,628                           39,628
            06/30/97                           39,628                         31,518                           41,518

                                 New England Cash Management Trust -- Money Market Series
                                              ($10,000 investment on 9/13/93)
                                                     (Class B Shares)

                                  Value of Investment on First         Value of Cumulative
          Period Ended                    Day of Period                Reinvested Dividends                Total Value
          ------------                    -------------                --------------------                -----------
            12/31/93                          $10,000                        $   74                           $10,074
            06/30/94                           10,074                           216                            10,216
            06/30/95                           10,216                           705                            10,705
            06/30/96                           10,705                         1,234                            11,234
            06/30/97                           11,234                         1,770                            11,770

                                New England Cash Management Trust - U.S. Government Series
                                              ($10,000 investment on 6/2/82)
                                                     (Class A Shares)

                                  Value of Investment on First         Value of Cumulative
          Period Ended                    Day of Period                Reinvested Dividends                Total Value
          ------------                    -------------                --------------------                -----------
            12/31/82                          $10,000                        $   543                          $10,543
            12/31/83                           10,543                          1,435                           11,435
            12/31/84                           11,435                          2,559                           12,559
            12/31/85                           12,559                          3,550                           13,550
            12/31/86                           13,550                          4,402                           14,402
            12/31/87                           14,402                          5,213                           15,213
            12/31/88                           15,213                          6,233                           16,233
            12/31/89                           16,233                          7,610                           17,610
            12/31/90                           17,610                          8,925                           18,925
            12/31/91                           18,925                         10,009                           20,009
            12/31/92                           20,009                         10,694                           20,694
            12/31/93                           20,694                         11,212                           21,212
            06/30/94                           21,213                         11,500                           21,500
            06/30/95                           21,500                         12,496                           22,496
            06/30/96                           22,496                         13,588                           23,588
            06/30/97                           23,588                         14,651                           24,651

                                New England Cash Management Trust - U.S. Government Series
                                              ($10,000 investment on 9/20/93)
                                                     (Class B Shares)

                                  Value of Investment on First         Value of Cumulative
          Period Ended                    Day of Period                Reinvested Dividends                Total Value
          ------------                    -------------                --------------------                -----------
            12/31/93                          $10,000                        $   67                           $10,067
            06/30/94                           10,067                           203                            10,203
            06/30/95                           10,203                           676                            10,676
            06/30/96                           10,676                         1,195                            11,195
            06/30/97                           11,195                         1,699                            11,699

                                         New England Tax Exempt Money Market Trust
                                              ($10,000 investment on 4/21/83)
                                                     (Class A Shares)

                                  Value of Investment on First         Value of Cumulative
          Period Ended                    Day of Period                Reinvested Dividends                Total Value
          ------------                    -------------                --------------------                -----------
            12/31/83                          $10,000                        $   371                          $10,371
            12/31/84                           10,371                            984                           10,984
            12/31/85                           10,984                          1,543                           11,543
            12/31/86                           11,543                          2,043                           12,043
            12/31/87                           12,043                          2,531                           12,531
            12/31/88                           12,531                          3,134                           13,134
            12/31/89                           13,134                          3,899                           13,899
            12/31/90                           13,899                          4,660                           14,660
            12/31/91                           14,660                          5,268                           15,268
            12/31/92                           15,268                          5,667                           15,667
            12/31/93                           15,667                          5,979                           15,979
            06/30/94                           15,979                          6,153                           16,153
            06/30/95                           16,153                          6,667                           16,667
            06/30/96                           16,667                          7,220                           17,220
            06/30/97                           17,220                          7,771                           17,771

                                         New England Tax Exempt Money Market Trust
                                              ($10,000 investment on 9/13/93)
                                                     (Class B shares)

                                  Value of Investment on First         Value of Cumulative
          Period Ended                    Day of Period                Reinvested Dividends                Total Value
          ------------                    -------------                --------------------                -----------
            12/31/93                          $10,000                        $   60                           $10,060
            06/30/94                           10,060                           170                            10,170
            06/30/95                           10,170                           493                            10,493
            06/30/96                           10,493                           841                            10,841
            06/30/97                           10,841                         1,188                            11,188

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                DESCRIPTION OF THE FUNDS AND OWNERSHIP OF SHARES
--------------------------------------------------------------------------------

         New England Cash Management Trust was organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a "Declaration of Trust") dated June 5, 1980. The Trust commenced operations on October 3, 1980 by acquiring all the assets and liabilities of NEL Cash Management Account, Inc., which commenced operations on July 10, 1978. The Trust was established with the same investment objective, policies, restrictions and investment adviser as the NEL Cash Management Account, Inc. then had. On June 2, 1982 the U.S. Government Series commenced operations as a separate portfolio of New England Cash Management Trust, the Trust's then existing portfolio having been redesignated the "Money Market Series." The Money Market Fund and the Government Fund are the only series of New England Cash Management Trust currently in existence. Each such Fund has two classes of shares available for purchase.

         New England Tax Exempt Money Market Trust was organized as a Massachusetts business trust under the laws of Massachusetts by a Declaration of Trust dated January 18, 1983, and commenced operations on April 21, 1983. Only one series of shares of New England Tax Exempt Money Market Trust is currently in existence; it has two classes of shares available for purchase.

         Class A and B shares of each Fund are identical, except that the classes have different exchange privileges, as set forth in detail in the Prospectus.


         Class Y shares are offered only to certain qualified investors and have different exchange privileges, as set forth in detail in the Prospectus. Class Y shares bear their own transfer agency and/or prospectus printing costs and do not bear any portion of those costs relating to other classes of shares.


         The Declarations of Trust currently permit the relevant trustees to issue an unlimited number of full and fractional shares of each Fund. Each Fund is represented by a particular series of shares. The Declarations of Trust further permit each Trust's trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the trustees may determine. The shares of each Fund have no pre-emptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Fund or otherwise, shareholders of each series of shares are entitled to share pro rata in the net assets belonging to that series then available for distribution to such shareholders.

         The assets received by each series of New England Cash Management Trust from the issue or sale of shares of each series thereof and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that series. The underlying assets of each series are segregated and are charged with the expenses in respect of that series and with a share of the general expenses of New England Cash Management Trust. Any general expenses of the Trust not readily identifiable as belonging specifically to a particular series are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each series of the Trust, certain expenses may be legally chargeable against the assets of both series.

         The Declarations of Trust also permit the trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

         The Declarations of Trust also permit the trustees, without shareholder approval, to subdivide any series or class of shares into various sub-series or sub-classes participating in the same portfolio with such dividend preferences and other rights as the trustees may designate. While the trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more series or classes. At such time as the trustees of New England Tax Exempt Money Market Trust create another series, the Trust would become a "series" company as that term is used in
Section 18(f) of the 1940 Act. Currently, New England Cash Management Trust is such a "series" company.

         The Declarations of Trust provide for the perpetual existence of the Trusts. Either Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Fund affected or by the relevant trustees upon written notice to the shareholders. Similarly, any class within a Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class or by the trustees upon written notice.

VOTING RIGHTS

General

         As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and may vote (to the extent described below) in the election of trustees and the termination of the Funds and on other matters submitted to the vote of shareholders.

         The Declaration of Trust for each Trust provides that, on any matter submitted to a vote of all Trust shareholders, all of a Trust's shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote.

         There will normally be no meetings of shareholders for the purpose of electing trustees except that in accordance with the 1940 Act (i) each Trust will hold a meeting of its shareholders for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, trustees of the Tax Exempt Fund may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Fund's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

         Upon written request by the holders of shares having a net asset value of $25,000 or constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Tax Exempt Fund has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

         Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative.

         No amendment may be made to the Declarations of Trust without the affirmative vote of a majority of the outstanding shares of the applicable Trust except (i) to change the name of the Trust or a series thereof or to cure technical problems in the Declaration of Trust, (ii) to establish and designate new series or classes of shares, and (iii) to establish, designate or modify new and existing series or classes of shares or modify other provisions relating to Trust shares in response to applicable laws or regulations, or, in the case of the Tax Exempt Fund, in order to convert the Fund into a "series" company. If one or more new series of either Trust is established and designated by the trustees, the shareholders having beneficial interests in the Funds described in the Prospectus and this Statement shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the Funds.

SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, a Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declarations of Trust disclaim shareholder liability for acts or obligations of a Fund and require that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or its trustees. The Declarations of Trust provide for indemnification out of the assets of a Fund for all loss and expense of any shareholder held personally liable for the obligations of that Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

         The Declarations of Trust further provide that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of each Trust provide for indemnification by the Trust of the trustees and the officers of such Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

OWNERSHIP OF SHARES

         At August 1, 1997, there were 708,679,966 shares of the Money Market Fund, 46,971,777 shares of the Government Fund and 70,252,311 shares of the Tax Exempt Fund issued and outstanding. One account registered to National Financial Services Corp. for the Exclusive Benefit of its Customers, P.O. Box 3752 Church St. Station, New York, NY 10008-3752 owned 89,095,142 shares of the Money Market's Class A shares, about 12.8% of the total Class A shares then outstanding. One account registered to National Financial Services Corp. for the Exclusive Benefit of its Customers, P.O. Box 3752 Church St. Station, New York, NY 10008-3752 owned 7,271,792 Class A shares of the Government Fund, about 15.8% of the Class A shares of the Government Fund then outstanding. Six accounts registered to Smith Barney Inc, 388 Greenwich St., New York, NY 10013-2375, Brady Diesel Inc. 401K Savings Plan, P.O. Box 4417, Houma, LA 70361-4417, Jean Townsend (Guardian, Amy L. Magill U/A/DTD 6/15/93), P.O. Box 1673, Snellville, Ga. 30278-1673, Jean Townsend (Guardian for Property of James C. Magill, Jr.), P.O. Box 1673, Snellville, Ga. 30278-1673, Winnie S. Escoe, 2610 Glendale Ct., Conyers, Ga. 30208-1460 and Mable Snell, 2145 North Rd., Snellville Ga. 30278-2630 owned 109,879, 94,898, 91,636, 91,636, 53,010, and 50,792 Class B
shares of the fund, respectively, about 12.1%, 10.5%, 10.1%, 10.1%, 5.9% and 5.6%, respectively, of the total Class B shares of the Government Fund then outstanding. For the Tax Exempt Fund's Class A shares, there were two accounts registered to National Financial Services Corp. for the Exclusive Benefit of its Customers, P.O Box 3752 Church St. Station, New York, NY 10008-3752 and Mark Henkin, 265 East 66th St. #19-C, New York, NY 10021-6406 which owned 11,113,539 and 4,826,804 shares, respectively, about 15.9% and 6.9%, respectively, of the Tax Exempt Fund's Class A shares then outstanding. Seven accounts registered to Ruth L. Graff (Trustee of the Ruth L. Graff Trust DTD 7/27/90), 17 Raven Ln., Gloucester, Ma. 01930-4177, Thomas J. McNamara TOD Thomas J McNamara, Jr., 5903 Mount Eagle Dr. #1504, Alexandria, Va. 22303-2533, Joseph Defoto, 88 Doyle St., Long Beach, NY 11561-2519, M. Teresa Dempsey and Matthew P. Dempsey JT TEN, 4126 Jora Ln., Cincinnati Oh. 45209-1407, Judith A. Gizara, 1441 Main St., Leominster, Ma. 01453-6615, Roy S. Takaki and Gail M. Takai JT TEN, 7275 Nohili St., Honolulu, Hi., 96825-2249 and Nelldeane Price and Lilly G. Woodall JT TEN, 1513 Oxmoor Rd., Birmingham, Al. 35209-3907 owned 41,413, 30,497, 22,208,
17,389, 15,682, 13,559 and 10,187 Class B shares of the Tax Exempt Fund, respectively, about 21.4%, 15.7%, 11.5%, 9.0%, 8.1%, 7.0% and 5.3%, respectively, of the Class B shares of the Tax Exempt Fund.

--------------------------------------------------------------------------------
                               PURCHASE OF SHARES
--------------------------------------------------------------------------------

         The procedures for purchasing shares of the Funds are summarized in the Prospectus under the caption "6 Ways to Buy Fund Shares." Shares may also be purchased either in writing, by phone or by electronic funds transfer, or by exchange as described in the Prospectus, through firms that have selling agreements with the Distributor.

         Shares of each Fund are offered for sale continuously at their respective net asset values, which the Funds seek to maintain at a constant $1 per share. See "Net Income, Dividends and Valuation." There is no sales charge.

         The minimum initial investment is $2,500, with a $100 minimum for subsequent investments. There are reduced initial investment minimums for certain investments described below under "Shareholder Services."

         Banks may charge a fee for transmitting funds by wire or through the Automated Clearing House ("ACH") system. With respect to shares purchased by federal funds wire, shareholders should bear in mind that wire transfers may take two or more hours to complete.

         A shareholder may purchase additional shares electronically through the ACH system so long as the shareholder's bank or credit union is a member of the ACH system and the shareholder has a completed, approved ACH application on file.

         In all instances where checks are sent for the purchase of shares, they must be drawn on U.S. banks and payable in U.S. dollars.

--------------------------------------------------------------------------------
                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

Open Accounts

         Except for investors who own shares through certain broker "street name" or retirement plan arrangements, each shareholder's investment is automatically credited to a separate open account maintained for the shareholder by the Distributor, and the shareholder will receive a monthly statement disclosing the current balance of shares owned in the shareholder's account and the details of all transactions in that account during the month; however, if there were no transactions other than dividend declarations during a month, the shareholder will receive a quarterly statement instead of a monthly statement. After the close of each calendar year, the Distributor will send the shareholder a statement for each of his or her accounts providing federal tax information on dividends and distributions paid during the year including information as to that percentage, if any, of Tax Exempt Fund dividends that are not exempt from federal income taxation. Shareholders should retain this as a permanent record. The Distributor reserves the right to charge a fee for providing duplicate information.

Automatic Investment Plans

         As described in the Prospectus, shareholders may, after opening an account, authorize automatic monthly transfers of a least $100 from the shareholder's bank account to purchase shares of a Fund. These transfers are effected through checks drawn under Investment Builder, a program designed to facilitate such periodic payments.

         Under Investment Builder, funds normally are credited to the Fund not later than the fourth business day after the check is drawn. An Investment Builder application must be completed to open an automatic investment plan. An application is included in the Prospectus or may be obtained from your investment dealer or from New England Funds by calling 1-800-225-5478. The plan may be discontinued by written notice to New England Funds, L.P., which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to shareholders at least thirty days prior to any payment date. State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans Offering Tax Benefits - Money Market Fund and Government Fund

         The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Money Market Fund or the Government Fund, or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations (403(b) plans).

         Initial investments in either Fund must be at least $250 for each participant in corporate pension and profit sharing plans, IRAs and Keogh plans and $100 for subsequent investments. There is a special initial and subsequent investment minimum of $25 for payroll deduction investment programs for 401(k), SARSEP, 403(b) and certain other retirement plans. Income dividends and capital gain distributions will be automatically reinvested (unless the investor is age 59 1/2 or disabled). Plan documents can be obtained from the Distributor.

         An investor should consult a competent tax or other adviser as to the suitability of either Fund's shares as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974 and as to the eligibility requirements for a specific plan and its state as well as federal tax aspects.

Systematic Withdrawal Plans

         A shareholder owning shares having a value of $5,000 or more in any Fund may establish a Systematic Withdrawal Plan providing for periodic payments of a fixed or variable amount from the shareholder's account. There is no minimum account size where payments are made directly to NELICO or the Distributor. There is no charge for this service, and the shareholder may terminate his or her plan at any time. Shareholders can establish the plan on the account application or obtain a Service Options Form for establishing such a plan by calling New England Funds at 1-800-225-5478.

         Under a Systematic Withdrawal Plan, shareholders may elect to receive or direct payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) a specified percentage of an account's market value or (2) a specified number of years for liquidating an account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). Under a variable payment option, the initial payment from an account for each Fund must be $50 or more. In addition, shareholders who have purchased insurance or annuity products of NELICO may elect to have amounts withdrawn from a Fund monthly to pay the necessary premiums. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. On Systematic Withdrawal Plans for accounts subject to a contingent deferred sales charge ("CDSC"), the redemption of shares will not be subject to a CDSC if the amount or percentage you specify does not exceed, on an annualized basis, 10% of the value of your account with the Fund (based on the day you established your Plan). In the case of Class A and B shares not subject to a CDSC, there is no limit on the percentage of an account that may be redeemed. Please consult your investment dealer or New England Funds for additional information.

         No share certificates will be issued for an account that is subject to a Systematic Withdrawal Plan. Income dividends and capital gain distributions will be reinvested.

         Since Systematic Withdrawal Plan payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the initial investment, particularly in the event of a period of low earnings. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Funds and New England Funds make no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a Plan. See "Redemptions" and "Tax Status," below, for certain information as to federal income taxes. New England Funds may modify or terminate this program at any time.

Exchange Privilege

         Class A shares of a Fund may be exchanged for shares of either class of the other Funds and Class B shares of a Fund may be exchanged for Class B shares of any other Funds, subject to the investor eligibility requirements of the Funds into which you are exchanging. Shareholders may also exchange their shares in the Funds for shares of the same class of any other fund in the New England Funds listed below, subject to those funds' eligibility requirements and sales charges. Class A shares of a Fund may also be exchanged for Class C shares of the New England Stock or Bond Funds, subject to the applicable sales charge. The Stock Funds of the New England Funds are: New England Capital Growth Fund, New England Value Fund, New England Balanced Fund, New England Growth Opportunities Fund, New England International Equity Fund, New England Star Advisers Fund, New England Star Worldwide Fund, New England Star Small Cap Fund, New England Growth Fund and New England Equity Income Fund; the Bond Funds of the New England Funds are: New England Government Securities Fund, New England Limited Term U.S. Government Fund, New England Adjustable Rate U.S. Government Fund, New England Strategic Income Fund, New England Bond Income Fund, New England High Income Fund, New England Municipal Income Fund, New England Massachusetts Tax Free Income Fund, New England Intermediate Term Tax Free Fund of California and New England Intermediate Term Tax Free Fund of New York.

         Shareholders of any of the other funds in the New England Funds may exchange all or any portion of their shares (including the proceeds of shares of the other funds redeemed within 120 days before the exchange) for shares of the same class of the Funds. However, Class A or Class B shares of a Fund acquired by exchange either from the New England Stock or Bond Funds or another Fund will be subject to a CDSC if, and to the extent as, the shares exchanged were subject to a CDSC. Shareholders of Class C shares of the New England Stock or Bond Funds may exchange those shares only for Class A shares of the Funds. Such exchanges may be made by telephoning or writing New England Funds or certain investment dealers. Such an exchange in the case of the Class B shares of the New England Funds stops the aging period for purposes of determining the CDSC and conversion to Class A, and the aging resumes only when an exchange is made back into a non-money market fund in the New England Funds.

         Shares of any Fund acquired through an exchange from the New England Funds listed above may be re-exchanged for shares of the same class of those New England Funds. Any such exchange will be based on the respective current net asset values of the shares involved and no sales charge will be imposed. Shareholders making such exchanges must provide New England Funds with sufficient information to permit verification of their prior ownership of shares.

         An exchange may be effected, provided that neither the registered name nor address of the accounts are different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to New England Funds at 1-800-225-5478 or (2) a written request to New England Funds, P.O. Box 8551, Boston, MA 02266-8551. In any event, a current prospectus of the fund whose shares will be received must be delivered to the shareholder before the transaction can be completed.


Automatic Exchange Plan

         Shareholders may establish an Automatic Exchange Plan under which shares are automatically redeemed each month and immediately reinvested in shares of the same class of one or more of the New England Funds listed below, subject to the investor eligibility requirement of that other fund and the exchange rules regarding Class A and Class B above. Also, proceeds of automatic redemptions of Class A shares of the Funds may be reinvested in Class C shares of those New England Funds' Stock or Bond Funds that offer Class C shares. Registrations on all accounts must be identical. The two dates each month on which exchanges may be made are the 15th or 28th (or the first business day thereafter if the 15th or the 28th are not business days) and are made until the account is exhausted or until New England Funds is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more from any Fund. A sales charge will be imposed on such exchanges unless the shares being exchanged were previously acquired through an exchange from one of the New England Funds listed below. Complete the account application or the Service Options Form available from New England Funds to establish an Automatic Exchange Plan.

         Every exchange constitutes a sale of fund shares for federal income tax purposes, on which an investor may realize a long- or short-term capital gain or loss.

The other New England Funds and their investment objectives are as follows:

STOCK FUNDS:

         NEW ENGLAND GROWTH FUND seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

         NEW ENGLAND CAPITAL GROWTH FUND seeks long-term growth of capital.

         NEW ENGLAND VALUE FUND seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.

         NEW ENGLAND BALANCED FUND seeks a reasonable long-term investment return from a combination of long-tern capital appreciation and moderate current income.

         NEW ENGLAND GROWTH OPPORTUNITIES FUND seeks opportunities for long-term growth of capital and income.

         NEW ENGLAND INTERNATIONAL EQUITY FUND seeks total return from long-term growth of capital and dividend income primarily through investment in a diversified portfolio of marketable international equity securities.

         NEW ENGLAND STAR ADVISERS FUND seeks long-term growth of capital.

         NEW ENGLAND STAR WORLDWIDE FUND seeks long-term growth of capital.

         NEW ENGLAND STAR SMALL CAP FUND seeks capital appreciation.

         NEW ENGLAND EQUITY INCOME FUND seeks current income and capital growth.

BOND FUNDS:

         NEW ENGLAND GOVERNMENT SECURITIES FUND seeks a high level of current income consistent with safety of principal by investing in U.S. Government securities and engaging in transactions involving related options, futures and options on futures.

         NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND seeks a high current return consistent with preservation of capital.

         NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT FUND seeks a high level of current income consistent with low volatility of principal.

         NEW ENGLAND STRATEGIC INCOME FUND seeks high current income with a secondary objective of capital growth.

         NEW ENGLAND BOND INCOME FUND seeks a high level of current income consistent with what the Fund considers reasonable risk. The Bond Income Fund invests primarily in corporate and U.S. Government bonds.

         NEW ENGLAND HIGH INCOME FUND seeks high current income plus the opportunity for capital appreciation to produce a high total return.

         NEW ENGLAND MUNICIPAL INCOME FUND seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital. The Municipal Income Fund invests primarily in debt securities of municipal issuers, the interest of which is exempt from federal income tax but may be subject to the federal alternative minimum tax, and may engage in transactions in financial futures contracts and options on futures.

         NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND seeks as high a level of current income exempt from federal income tax and Massachusetts personal income taxes as Back Bay Advisors, the Fund's subadviser, believes is consistent with preservation of capital.

         NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA seeks as high a level of current income exempt from federal income tax and its state personal income tax as is consistent with preservation of capital.

         NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF NEW YORK seeks as high a level of current income exempt from federal income tax and its state personal income tax and New York City personal income tax as is consistent with preservation of capital.

--------------------------------------------------------------------------------
                                   REDEMPTIONS
--------------------------------------------------------------------------------

         The procedures for redemption of Fund shares are summarized in the Prospectus following the caption "Selling Fund Shares." As described in the Prospectus, under "Contingent Deferred Sales Charges," a CDSC may be imposed in certain instances upon the redemption of Fund shares which were acquired through an exchange of shares of the New England Funds. For purposes of the CDSC, an exchange of shares from one Fund to another Fund is not considered a redemption or purchase. Any applicable CDSC will be calculated in the manner described in the relevant prospectus of the New England Funds and the related Statement of Additional Information.

         Except as noted below, signatures on redemption requests must be guaranteed by an "Eligible Guarantor Institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Signature guarantees by notaries public are not acceptable. However, as noted in the Prospectus, a signature guarantee will not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

         In order to have redemption proceeds sent to your bank by telephone, you either must select this service when completing the new account application or must do so subsequently on the Service Options Form (with a signature guarantee), available from New England Funds or your investment dealer. When selecting the service, you must designate a bank account to which the redemption proceeds should be sent. Any change in the bank account so designated may be made by furnishing to New England Funds or your investment dealer a completed Service Options Form with a signature guarantee. Telephone redemptions proceeds may be wired to a bank account only if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Funds, the Distributor and State Street Bank are not responsible for the authenticity of withdrawal instructions received by telephone.

         In order to redeem shares electronically through the ACH system, a shareholder's bank or credit union must be a member of the ACH system and the shareholder must have a completed, approved ACH application on file. In addition, the telephone request must be received no later than 4:00 p.m. (Eastern time). Upon receipt of the required information, the appropriate number of shares will be redeemed and the monies forwarded to the bank designated on the shareholder's application through the ACH system. The redemption will be processed the day the telephone call is made and the monies generally will arrive at the shareholder's bank within three business days. The availability of these monies will depend on the individual bank's rules.

         The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by New England Funds in proper form. Payment normally will be made by State Street Bank on behalf of the Fund within seven days thereafter. However, payment of the redemption proceeds may be delayed if the purchase of shares was made by a check or an electronic funds transfer, which was deposited or initiated, respectively, less than ten days prior to the redemption request (unless the Fund is aware that the check or transfer has cleared).

         The Funds will normally redeem shares for cash. However, each of the Funds reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees of the relevant Trust determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder may be unable to sell the securities for the full value placed on them when held by the Fund and will probably have to pay a "dealer spread" or other brokerage amounts in order to liquidate such securities. However, each Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Fund at the beginning of such period.

--------------------------------------------------------------------------------
                       NET INCOME, DIVIDENDS AND VALUATION
--------------------------------------------------------------------------------

Determination of Net Income

         The net income of each Fund is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day that the Exchange is open for trading. The Exchange is expected to be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net income includes (i) all interest accrued and discount earned on the portfolio investments of the Fund, minus (ii) amortized premium on such investments, plus or minus (iii) all realized gains and losses on such investments, and minus (iv) all expenses of the Fund.

Daily Dividends

         As described in the Prospectus, the net income of each Fund is declared as a dividend, at the closing of regular trading on the Exchange each day that the Exchange is open. Dividends will be paid in cash to the shareholder if the shareholder has notified State Street Bank in writing of the election on or before payable date. The net income for Saturdays, Sundays and other days on which the Exchange is closed is declared as a dividend on the immediately preceding business day. Although the Funds do not expect to realize any long-term capital gains, if such gains are realized they will be distributed once a year.

Valuation of the Funds' Portfolio Investments

         The total net asset value of each Fund (the excess of the Fund's assets over its liabilities) is determined by State Street Bank as of the close of regular trading on the Exchange on each day the Exchange is open for trading. (See "Determination of Net Income.") The portfolio securities of each Fund are valued at their fair value as determined in good faith by the relevant Trust's Board of Trustees or persons acting at their direction. Under normal market conditions, portfolio securities will be valued at amortized cost as described below. Expenses of each Fund are paid or accrued each day.

         Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter, the value of securities purchased at a discount or premium is increased or decreased incrementally each day so that at maturity the purchase discount or premium is fully amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the securities of a Fund may at times be more or less than their market value.

         By using amortized cost valuation, the Funds seek to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of their portfolio securities. The yield on a shareholder's investment may be more or less than that which would be recognized if the net asset value per share were not constant and were permitted to fluctuate with the market value of the portfolio securities of each Fund. However, as a result of the following procedures, it is believed that any difference will normally be minimal. The trustees monitor quarterly the deviation between the net asset value per share of each Fund as determined by using available market quotations and its amortized cost price per share. Back Bay Advisors(R) makes such comparisons at least weekly and will advise the trustees promptly in the event of any significant deviation. If the deviation exceeds 1/2 of 1% for any Fund, the relevant Board of Trustees will consider what action, if any, should be initiated to provide fair valuation of the portfolio securities of that Fund and prevent material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind; selling portfolio securities prior to maturity; withholding dividends; or using a net asset value per share as determined by using available market quotations. There is no assurance that each Fund will be able to maintain its net asset value at $1.00.

Determination of Yield

         Yield. Each Fund's yield, as it may appear in advertisements or written sales material, represents the net change, exclusive of capital changes, in the value of a hypothetical account having a balance of one share at the beginning of the period for which yield is determined (the "base period"). Current yield for the base period (for example, seven calendar days) is calculated by dividing
(i) the net change in the value of the account for the base period by (ii) the number of days in the base period. The resulting number is then multiplied by 365 to determine the net income on an annualized basis. This amount is divided by the value of the account as of the beginning of the base period, normally $1, in order to state the current yield as a percentage. Yield may also be calculated on a compound basis ("effective" or "compound" yield) which assumes continual reinvestment throughout an entire year of net income earned at the same rate as net income is earned by the account for the base period.

         Each Fund's yield for the seven days ended June 30, 1997 and effective yield based on such seven-day period were, respectively, 5.07% and 5.20% (Money Market Fund), 4.66% and 4.73% (Government Fund) and 3.69% and 3.76% (Tax Exempt
Fund).

         Taxable-Equivalent Yield. The Tax Exempt Fund may also advertise a taxable-equivalent yield or taxable-equivalent effective yield, calculated as described above, except that, for any given tax bracket, net investment income will be calculated using as gross investment income an amount equal to the sum of (i) any taxable income of the Fund plus (ii) the tax exempt income of the Fund divided by the difference between 1 and the effective federal income tax rate for taxpayers in that tax bracket.

                        Taxable-Equivalent Yield and Taxable-Equivalent
                      Effective Yield for the 7 day period ended 6/30/97

              7 day yield:                       3.69%
              7 day effective:                   3.76%

              Federal              Taxable-Equivalent       Taxable-Equivalent
              Tax Rate                   Yield                Effective Yield

                  15%                    4.34%                     4.24%
                  28%                    5.12%                     5.22%
                  31%                    5.35%                     5.45%
                  36%                    5.76%                     5.88%
                39.6%                    6.11%                     6.23%

--------------------------------------------------------------------------------
                               TAX-FREE INVESTING
--------------------------------------------------------------------------------

         The table below compares taxable and tax-free yields, based on tax rates for 1997:

                                                               Federal
                                                               Marginal
                       TAXABLE INCOME                            Tax                        IF TAX EXEMPT YIELD IS
           Joint       --------------      Single               Rate                        ----------------------
           Return                          Return              (1997)         2%          3%          4%          5%         6%
                                                                                    Then the Equivalent Taxable Yield Would Be
                                                                                    ------------------------------------------
        $0 - $41,200                    $0 - $24,650             15%         2.35%       3.53%       4.71%      5.88%       7.06%
     $41,201 - $99,600               $24,651 - $59,750           28%         2.78%       4.17%       5.56%      6.94%       8.33%
     $96,601 - $151,750              $59,751 - $124,650          31%         2.90%       4.35%       5.80%      7.25%       8.70%
    $151,751 - $271,050             $124,651 - $271,050          36%         3.13%       4.69%       6.25%      7.81%       9.38%
       over $271,050                   over $271,050            39.6%        3.31%       4.97%       6.62%      8.28%       9.93%

         The table above does not take into account the effect of state and local taxes, if any, or federal income taxes on social security benefits which may arise as a result of receiving tax exempt income.

In General

         Yield is calculated without regard to realized and unrealized gains and losses. The yield of each Fund will vary depending on prevailing interest rates, operating expenses and the quality, maturity and type of instruments held in the portfolio of that Fund. Consequently, no yield quotation should be considered as representative of what the yield of the applicable Fund may be for any future period. The Funds' yields are not guaranteed.

         Shareholders comparing Fund yield with that of alternative investments (such as savings accounts, various types of bank deposits, and other money market funds) should consider such things as liquidity, minimum balance requirements, checkwriting privileges, the differences in the periods and methods used in the calculation of the yields being compared, and the impact of taxes on alternative types of investments.

         Yield information may be useful in reviewing each Fund's performance and providing a basis for comparison with other investment alternatives. However, unlike bank deposits, traditional corporate or municipal bonds or other investments which pay a fixed yield for a stated period of time, money market and tax exempt money market fund yields fluctuate.

--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

In General

         The tax status of the Funds and the distributions that each Fund may make are summarized in the text of the Prospectus titled "Income Tax Considerations." Each Fund intends to qualify as a regulated investment company under the Code. This means that the Fund is not subject to federal income tax on net income and net realized capital gains distributed to shareholders provided it distributes annually substantially all its net investment income and net realized short-term capital gains.

         To avoid certain excise taxes, each Fund must distribute by December 31 each year virtually all of its ordinary income realized in that year, and any previously undistributed capital gains it realized in the twelve months ended on October 31 of that year. Certain dividends declared by a Fund in December but not actually received by you until January will be treated for federal tax purposes as though you had received them in December.

Money Market Fund and Government Fund

         It is not expected that either Fund will realize any long-term capital gains. However, to the extent that distributions of any net realized long-term capital gains are made to shareholders of either Fund, such gains are taxable to such shareholders as long-term capital gains, whether received in cash or additional shares and regardless of how long shareholders have held their shares. Such distributions are not eligible for the dividends received deduction for corporations.

         The Money Market Fund and the Government Fund are treated as separate entities for federal income tax purposes.

Tax Exempt Fund

         The Fund intends to have at least 50% of its total assets invested in Municipal Securities at the close of each quarter of its taxable year so that dividends paid by the Fund which are derived from interest on Municipal Securities will be "exempt-interest dividends" within the meaning of the Code. Exempt-interest dividends may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. Dividends derived from income which is not exempt from federal income tax, including interest earned on investments in taxable money market securities or in repurchase agreements and any net short-term capital gains realized by the Fund, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Determination of the taxability status of dividends is made using the average annual method. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution. See the Prospectus for information concerning the federal income tax treatment of interest on "private activity bonds" and certain other limitations on the tax-exempt status of interest on Municipal Securities.

         Net long-term capital gain distributions, if any, will be taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has held shares of the Fund.

         None of the Funds' dividends or distributions are expected to be eligible for the dividends-received deduction available to corporations.

         Under the Code, investors may not deduct interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund. (See Section 265(4) of the Code.) Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds (see Appendix B) should consult their tax advisers before purchasing shares of the Fund.

         Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal income taxation of the Fund and the income tax consequences to its shareholders.

All Funds

         The foregoing relates only to federal income taxation of individuals and corporations. Prospective shareholders should consult their tax advisers as to the possible application of state and local income tax laws to Fund dividends and capital gain distributions and the tax consequences of retirement plans offering tax benefits. Information regarding the tax status of distributions made by the Funds will be sent to shareholders shortly after the end of each calendar year.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The Financial Statements of each of the Funds and the related reports of the independent accountants included in the annual reports of the Funds for the year ended June 30, 1997 are incorporated herein by reference.

--------------------------------------------------------------------------------
                                   APPENDIX A
     DESCRIPTION OF CERTAIN NEW ENGLAND CASH MANAGEMENT TRUST INVESTMENTS:
--------------------------------------------------------------------------------

         Obligations Backed by Full Faith and Credit of the U.S. Government(1) -- are bills, certificates of indebtedness, notes and bonds issued by (i) the U.S. Treasury or (ii) agencies, authorities and instrumentalities of the U.S. Government or other entities and backed by the full faith and credit of the U.S. Government. Such obligations include, but are not limited to, obligations issued by the Government National Mortgage Association, the Farmers' Home Administration and the Small Business Administration.

         Other U.S. Government Obligations -- are bills, certificates of indebtedness, notes and bonds issued by agencies, authorities and instrumentalities of the U.S. Government which are supported by the right of the issuer to borrow from the U.S. Treasury or by the credit of the agency, authority or instrumentality itself. Such obligations include, but are not limited to, obligations issued by the Tennessee Valley Authority, the Bank for Cooperatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association.

         Repurchase Agreements -- are agreements by which the Fund purchases a security (usually a U.S. Government Obligation) and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase.

         Certificates of Deposit -- are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return and are normally negotiable.

         Bankers' Acceptances -- are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

         Yankeedollar Obligations -- obligations of U.S. branches of foreign banks.

         Eurodollar Obligations -- dollar-denominated obligations of foreign banks (including U.S. and London branches of foreign banks) and foreign branches of U.S. banks.

         Commercial Paper -- refers to promissory notes issued by corporations in order to finance their short-term credit needs. (See Appendix C.)

         Corporate Obligations -- include bonds and notes issued by corporations in order to finance longer-term credit needs. (See Appendix C.)

--------
(1) These obligations, together with related repurchase agreements, are the only obligations that may be purchased by the U.S. Government Series.

--------------------------------------------------------------------------------
                                   APPENDIX B
--------------------------------------------------------------------------------


  DESCRIPTION OF CERTAIN NEW ENGLAND TAX-EXEMPT MONEY MARKET TRUST INVESTMENTS

         The three principal classifications of Municipal Securities are "Notes," "Bonds" and "Commercial Paper."

         Municipal Notes. Municipal Notes are generally issued to finance short-term capital needs and generally have maturities of one year or less. Municipal Notes include:

1. Project Notes. Project Notes are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory or U.S. possession. They have maturities that range up to one year from the date of issuance. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment and related needs (such as low-income housing programs and urban renewal programs). While they are the primary obligations of the local public housing agencies or the local urban renewal agencies, they are also backed by the full faith and credit of the U.S. Government. Accordingly, investment restriction (1) of New England Tax Exempt Money Market Trust is not applicable to Project Notes. See "Investment Restrictions."

2. Tax Anticipation Notes. Tax Anticipation Notes are issued to finance working capital needs of states, counties, municipalities and other public bodies which have the legal power to tax. Generally, they are issued in anticipation of various seasonal tax revenues, such as real and personal property, income, sales, use and business taxes, and are payable from some or all of these specific future taxes.

3. Revenue Anticipation Notes. Revenue Anticipation Notes are issued to provide interim financing in expectation of receipt of various types of non-tax revenue, such as revenues available to the issuer under various federal revenue sharing programs. In some cases, Revenue Anticipation Notes may be payable additionally from tax revenues.

4. Bond Anticipation Notes. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds, when sold and issued, then provide the money for repayment of the Notes.

5. Construction Loan Notes. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) programs.

         Municipal Bonds. Municipal Bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: General Obligation Bonds and Limited Obligation or Revenue Bonds. One type of Municipal Revenue Bonds is referred to as Industrial Development Bonds. These three are discussed below.

1. General Obligation Bonds. Issuers of General Obligation Bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. General Obligation Bonds are not payable from any particular fund or source. The characteristics and method of enforcement of General Obligation Bonds vary according to the law applicable to the particular issuer and payment may be dependent upon an appropriation by the issuer's legislative body. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Such bonds may be additionally secured by special assessments.

2. Limited Obligation or Revenue Bonds. The principal source for repayment of a Revenue Bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue Bonds have been or may be issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidies and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

3. Industrial Development Bonds. Prior to the Tax Reform Act of 1986, certain debt obligations known as Industrial Development Bonds could be issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control; such obligations are included within the term Municipal Bonds if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax. These bonds also have been or may be used to finance public facilities, which may be privately used and operated, such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real or personal property so financed as security for such payment. The Tax Reform Act of 1986 eliminated some types of industrial revenue bonds but retained others under the general category of "private activity bonds."

         Tax-Exempt Commercial Paper. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Tax-Exempt Commercial Paper is often renewed or refunded at its maturity by the issuance of other short or long-term obligations.

         Other Types of Municipal Securities. The foregoing describes types of Municipal Securities which are presently available. New England Tax Exempt Money Market Trust may, to the extent consistent with its investment objective, policies and restrictions, invest in other types of Municipal Securities as they become available in the future.

--------------------------------------------------------------------------------
                                   APPENDIX C
--------------------------------------------------------------------------------

         RATINGS OF CORPORATE AND MUNICIPAL BONDS, COMMERCIAL PAPER AND
                        SHORT-TERM TAX-EXEMPT OBLIGATIONS

Set forth below are descriptions of the highest ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") for corporate and municipal bonds, commercial paper and short-term tax-exempt obligations. Ratings for commercial paper have been included since certain of the obligations which the Funds are authorized to purchase have characteristics of commercial paper and have been rated as such by Moody's and S&P.

                                 MOODY'S RATINGS

Corporate and Municipal Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Short-Term Municipal Notes

The two highest ratings of Moody's for short-term municipal notes are MIG-1 and MIG-2: MIG-1 denotes "best quality, enjoying strong protection from established cash flows;" MIG-2 denotes "high quality," with margins of protection ample although not so large as in the preceding group.

Commercial Paper

         The rating P-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

                                   S&P RATINGS

Corporate and Municipal Bonds

AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

Short-Term Municipal Notes

S&P does not rate short-term municipal notes as such.

Commercial Paper

Commercial paper rated A-1 by S&P has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Commercial paper within the A-1 category which has overwhelming safety characteristics is denoted "A-1+."


--------------------------------------------------------------------------------
                                   APPENDIX D
--------------------------------------------------------------------------------

             MEDIA THAT MAY BE REFERRED TO IN FUND ADVERTISEMENTS OR
                                SALES LITERATURE

ABC and affiliates
Adam Smith's Money World
America On Line
Anchorage Daily News
Atlanta Constitution
Atlanta Journal
Arizona Republic
Austin American Statesman
Baltimore Sun
Bank Investment Marketing
Barron's
Bergen County Record (NJ)
Bloomberg Business News
B'nai B'rith Jewish Monthly
Bond Buyer
Boston Business Journal
Boston Globe
Boston Herald
Broker World
Business Radio Network
Business Week
CBS and affiliates
CFO
Changing Times
Chicago Sun Times
Chicago Tribune
Christian Science Monitor
Christian Science Monitor News Service
Cincinnati Enquirer
Cincinnati Post
CNBC
CNN
Columbus Dispatch
CompuServe
Dallas Morning News
Dallas Times-Herald
Denver Post
Des Moines Register
Detroit Free Press
Donoghues Money Fund Report
Dorfman, Dan (syndicated column)
Dow Jones News Service
Economist
FACS of the Week
Financial News Network
Financial Planning
Financial Planning on Wall Street
Financial Research Corp.
Financial Services Week
Financial World
Fitch Insights
Forbes
Fort Worth Star-Telegram
Fortune
Fox Network and affiliates
Fund Action
Fund Decoder
Global Finance
(the) Guarantor
Hartford Courant
Houston Chronicle
INC
Indianapolis Star
Individual Investor
Institutional Investor
International Herald Tribune
Internet
Investment Advisor
Investment Company Institute
Investment Dealers Digest
Investment Profiles
Investment Vision
Investor's Daily
IRA Reporter
Journal of Commerce
Kansas City Star
KCMO (Kansas City)
KOA-AM (Denver)
Los Angeles Times
Leckey, Andrew (syndicated column)
Lear's
Life Association News
Lifetime Channel
Miami Herald
Milwaukee Sentinel
Money
Money Maker
Money Management Letter
Morningstar
Mutual Fund Market News
Mutual Funds Magazine
National Public Radio
National Underwriter
NBC and affiliates
New England Business
New England Cable News
New Orleans Times-Picayune
New York Daily News
New York Times
Newark Star Ledger
Newsday
Newsweek
Nightly Business Report
Orange County Register
Orlando Sentinel
Palm Beach Post
Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
Toledo Blade
UPI
US News and World Report
USA Today
USA TV Network
Value Line
Wall St. Journal
Wall Street Letter
Wall Street Week
Washington Post
WBZ
WBZ-TV
WCVB-TV
WEEI
WHDH
Worcester Telegram
World Wide Web
Worth Magazine
WRKO

--------------------------------------------------------------------------------
                                   APPENDIX E
--------------------------------------------------------------------------------

                     ADVERTISING AND PROMOTIONAL LITERATURE

         References may be included in New England Funds' advertising and promotional literature to NEIC and its affiliates that perform advisory and subadvisory functions for New England Funds including, but not limited to: Back Bay Advisors(R), Harris Associates L.P., Loomis, Sayles & Company, L.P. ("Loomis Sayles"), Capital Growth Management Limited Partnership ("CGM") and Westpeak Investment Advisors, L.P. ("Westpeak"). Reference also may be made to the funds of their respective fund groups, namely, Loomis Sayles Funds and The Oakmark Funds.

         References may be included in New England Funds' advertising and promotional literature to other NEIC affiliates including, but not limited to, New England Investment Associates, L. P., AEW Capital Management, L.P., Marlborough Capital Advisors, L.P., Reich & Tang Capital Management, Reich and Tang Mutual Funds Group, Jurika & Voyles and its fund group, Vaughan, Nelson, Scarborough & McConnell and Snyder Capital Management, Inc.

         References to subadvisers unaffiliated with NEIC that perform subadvisory functions on behalf of New England Funds and their respective fund groups may be contained in New England Funds' advertising and promotional literature including, but not limited to, Janus Capital Corporation, Founders Asset Management, Inc., Montgomery Asset Management, L.P. and Robertson, Stephens & Company Investment Management, L.P.

         New England Funds' advertising and promotional material may include, but is not limited to, discussions of the following information about both affiliated and unaffiliated entities:

o Specific and general assessments and forecasts regarding U.S. and world economies, the economics of specific nations and their impact on the New England Funds

o Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions

o Specific and general investment philosophies, strategies, processes, techniques and types of analysis

o Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

o The corporate histories, founding dates and names of founders of the entities

o   Awards, honors and recognition given to the firms

o   The names of those with ownership interest and the percentage of ownership

o The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans

o Current capitalization, levels of profitability and other financial and statistical information

o Identification of portfolio managers, researchers, economists, principals and other staff members and employees

o The specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

0   Current and historical statistics about:

    -total dollar amount of assets managed
    -New England Funds' assets managed in total and by fund
    -the growth of assets
    -asset types managed
    -numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff
    -the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or the subadviser

o The general and specific strategies applied by the advisers in the management of New England Funds' portfolios including, but not limited to:

    -the pursuit of growth, value, income oriented, risk management or other strategies
    -the manner and degree to which the strategy is pursued
    -whether the strategy is conservative, moderate or extreme and an explanation of other features and attributes
    -the types and characteristics of investments sought and specific portfolio holdings
    -the actual or potential impact and result from strategy implementation -through its own areas of expertise and operations, the value added by subadvisers to the management process
    -the disciplines it employs, e.g., in the case of Loomis Sayles, the strict buy/sell guidelines and focus on sound value it employs, and goals and benchmarks that it establishes in management, e.g., CGM pursues growth 50% above the S&P 500
    -the systems utilized in management, the features and characteristics of those systems and the intended results from such computer analysis, e.g., Westpeak's efforts to identify overvalued and undervalued issues.

o Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than New England Funds, and those families of funds, other than New England Funds. Any such references will indicate that New England Funds and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of the Funds and other funds managed by the Funds' adviser and subadvisers, including, but not limited to, those provided by Morningstar, Lipper Analytical Services, Forbes and Worth.

         In addition, communications and materials developed by New England Funds will make reference to the following information about NEIC and its affiliates:

         NEIC is one of the largest publicly traded managers in the U.S. and is listed on the New York Stock Exchange. NEIC maintains over $100 billion in assets under management.

         In addition, promotional materials may include:

o Specific and general references to New England Funds' multi-manager approach through NEIC affiliates and outside firms including, but not limited to, the following:

    -that each adviser/manager operates independently on a day-to-day basis and maintains an image and identity separate from NEIC and the other investment managers
    -other fund companies are limited to a "one size fits all" approach but New
     England Funds draws upon the talents of multiple managers whose expertise best matches the fund objective
    -in this and other contexts reference may be made to New England Funds' slogan "Where The Best Minds Meet"(R) and that New England Funds ability to match the talent to the task is one more reason it is becoming known as "Where The Best Minds Meet."

         Financial Adviser Services ("FAS"), a division of NEIC, may be referenced in Fund advertising and promotional literature concerning the marketing services it provides to NEIC-affiliated fund groups including: New England Funds, Loomis Sayles Funds, Oakmark Funds and Reich & Tang Funds.

         FAS will provide marketing support to NEIC-affiliated fund groups targeting financial advisers, financial intermediaries and institutional clients who may transact purchases and other fund-related business directly with these fund groups. Communications will contain information including, but not limited to: descriptions of clients and the marketplaces to which it directs its efforts; the mission and goals of FAS and the types of services it provides, which may include: seminars; its 1-800 number, Web site, Internet or other electronic facilities; qualitative information about the funds' investment methodologies; information about specific strategies and management techniques; performance data and features of the funds; institutional oriented research and portfolio manager insight and commentary. Additional information contained in advertising and promotional literature may include: rankings and ratings of the funds including, but not limited to, those of Morningstar and Lipper Analytical Services; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.

         References may be included in New England Funds' advertising and promotional literature about its 401(k) and retirement plans. The information may include, but is not limited to:

o Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms including, but not limited to, DC Xchange, William Mercer and other organizations involved in 401(k) and retirement programs with whom New England Funds may or may not have a relationship.

o Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the New England Funds as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Access Research, Dalbar, Investment Company Institute and other industry authorities, research organizations and publications.

o Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including, but not limited to, statistics, detailed explanations or broad summaries of:

    -past, present and prospective tax regulation, Internal Revenue Service requirements and rules, including, but not limited to, reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulation. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans
    -information about the history, status and future trends of Social Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs
    -current and prospective ERISA regulation and requirements.

o Specific and general discussion of the benefits of 401(k) investment and retirement plans, and, in particular, the New England Funds 401(k) and retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:

    -increased employee retention
    -reinforcement or creation of morale
    -deductibility of contributions for participants
    -deductibility of expenses for employers
    -tax deferred growth, including illustrations and charts
    -loan features and exchanges among accounts
    -educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

o Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and, in particular, New England Funds and investing in its 401(k) and retirement plans, including, but not limited to:

    -the significant economies of scale experienced by mutual fund companies in the 401(k) and retirement benefits arena
    -broad choice of investment options and competitive fees
    -plan sponsor and participant statements and notices -the plan prototype, summary descriptions and board resolutions
    -plan design and customized proposals
    -trusteeship, record keeping and administration
    -the services of State Street Bank, including, but not limited to, trustee services and tax reporting
    -the services of DST and BFDS, including, but not limited to, mutual fund processing support, participant 800 numbers and participant 401(k) statements
    -the services of Trust Consultants Inc. (TCI), including, but not limited to, sales support, plan record keeping, document service support, plan sponsor support, compliance testing and Form 5500 preparation.

o Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

    -access to expertise on investments
    -assistance in interpreting past, present and future market trends and economic events
    -providing information to clients including participants during enrollment and on an ongoing basis after participation
    -promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

                        NEW ENGLAND CASH MANAGEMENT TRUST

Part C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) Financial Highlights for each series of the Registrant are included in the prospectus filed as Part A hereof. The following financial statements are incorporated in the statement of additional information included in Part B hereof by reference to the annual report to shareholders of the series of the Registrant listed below for the fiscal year ended June 30, 1997, which was filed with the Commission on August 19, 1997.

            (1)    Money Market Series
                   (i)    Portfolio Composition
                   (ii)   Statement of Assets & Liabilities
                   (iii)  Statement of Operations
                   (iv)   Statement of Changes in Net Assets
                   (v)    Per Share Data and Ratios

            (2)    U.S. Government Series
                   (i)    Portfolio Composition
                   (ii)   Statement of Assets & Liabilities
                   (iii)  Statement of Operations
                   (iv)   Statement of Changes in Net Assets
                   (v)    Per Share Data and Ratios

(b)  Exhibits

     1. Fourth Amended and Restated Agreement and Declaration of Trust and Amendments Nos. 1 and 2 thereto is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 2-68348), filed on August 20, 1997.

     2. Amended By-Laws are incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 2-68348), filed on August 28, 1995.

     3.  None.


     4. Rights of shareholders are described in Article III, Section 6 of the Fourth Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A
         (File No. 2-68348), filed on August 20, 1997.


     5. (a) Advisory Agreement between Registrant, with respect to its Money Market Series, and New England Funds Management, L.P. ("NEFM") dated January 2, 1996 is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 2-68348), filed on August 22, 1996.

         (b) Advisory Agreement between Registrant, with respect to its U.S. Government Series, and NEFM dated January 2, 1996 is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 2-68348), filed on August 22, 1996.

         (c) Subadvisory Agreement, relating to the Money Market Series of the Registrant, between NEFM and Back Bay Advisors, L.P. ("Back Bay Advisors") dated January 2, 1996 is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 2-68348), filed on August 22, 1996.

         (d) Subadvisory Agreement, relating to the U.S. Government Series of the Registrant, between NEFM and Back Bay Advisors is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 2-68348), filed on August 22, 1996.

     6. (a) Distribution Agreement between the Registrant, on behalf of its Money Market Series, and New England Funds, L.P. is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 2-68348), filed on
         August 20, 1997.
         .

         (b) Distribution Agreement between the Registrant, on behalf of its U.S. Government Series, and New England Funds, L.P. is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 2-68348), filed on August 20, 1997.

         (C) Form of New England Funds, L.P. Dealer Agreement is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 2-68348), filed on August 20, 1997.
 .


     7.  None.


     8. (a) Custodian Agreement between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on
         Form N-1A (File No. 2-68348), filed on August 20, 1997.

         (b) Letter of Amendment to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 2-68348), filed on August 20, 1997.

         (c) Amendment to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 2-68348), filed on August 20, 1997.

     9. (a) Shareholder Servicing and Transfer Agency Agreement between the Registrant and TNE Investment Services Corporation is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 2-68348), filed on August 20, 1997.

         (b) Sub-Transfer Agency and Servicing Agreement between TNE Investment Services Corporation and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A
        (File No. 2-68348), filed on August 20, 1997.


         (c) Powers of Attorney designating Edward A. Benjamin, Frank Nesvet, Henry L.P. Schmelzer and Robert P. Connolly as attorneys to sign for Kenneth J. Cowan, Peter S. Voss, Henry L.P. Schmelzer, Graham T. Allsion, Jr., Pendleton P. White, John A. Shane and Sandra O. Moose are incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 2-68348), filed on August 28, 1995.

         (d) Powers of Attorney designating Edward A. Benjamin, Frank Nesvet, Henry L.P. Schmelzer and Robert P. Connolly as attorneys to sign for Daniel M. Cain and Richard Darman are incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 2-68348), filed on August 22, 1996.

     10. None

     11. Consent of Price Waterhouse LLP will be filed by amendment.

     12. None.

     13. Not applicable.

     14. (a) The following are incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 2-68348), filed on August 22, 1996:
         (i) New England Funds, L.P. Tax Sheltered Custodial Account Agreement;
         (ii) New England Funds, L.P. Keogh Plan; (iii) New England Funds, Simplified Employee Pension Plan; (iv) New England Funds, L.P. Individual Retirement Account Prototype; and (v) New England Funds, L.P. 401(k) Plan Prototype.


         (b) New England Funds, L.P. SIMPLE IRA Plan is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 2-68348), filed on August 20, 1997.


     15. Not applicable.

     16. Schedule for calculation of performance data is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 2-68348), filed on August 22, 1996.


     17. Financial Data Schedules is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 2-68348), filed on August 20, 1997.


Item 25. Persons Controlled by or Under Common Control with Registrant

                  None.
Item 26. Number of Holders of Securities

         The following table sets forth the number of record holders of each class of securities of the Registrant as of June 30, 1997:

                    (1)                                                 (2)
                Title of Class                  Number of Record Holders
                --------------                  ------------------------
                                           New England Cash Management Trust
                                                                Class A  Class B
             Shares of beneficial      (a) Money Market Series   55,356   1,544
              interest, no par value   (b) U.S. Gov't Series      2,313     120

Item 27. Indemnification

         See Article 4 of the Registrant's Amended By-Laws, filed as Exhibit 2 incorporated herein by reference.

         In addition, New England Investment Companies, L.P. ("NEIC"), the parent company of the Trust's adviser and distributor, maintains a directors and officers liability insurance policy with maximum coverage of $15 million, under which the trustees and officers of the trust are named as insureds.

Item 28: Business and Other Connections of Investment Adviser

         (a) Back Bay Advisors, which serves as subadviser to each series of the Registrant, is a registered investment adviser that is wholly-owned by NEIC, a New York Stock Exchange-listed company. Back Bay Advisors serves as investment adviser to a number of other registered investment companies.

         Back Bay Advisors' general partner and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

          Name and Office with                           Name and Address of                               Nature of
            Back Bay Advisors                            Other Affiliations                               Connection
            -----------------                            ------------------                               ----------

Back Bay Advisors, Inc.                    None                                             None
General Partner

Charles T. Wallis, President and Chief     NEF Corporation                                  Director
Executive Officer                          399 Boylston Street
                                           Boston, MA  02116

                                           Back Bay Advisors, Inc.                          President, Chief Executive Officer and
                                           399 Boylston Street                              Director
                                           Boston, MA 02116

Edgar M. Reed, Executive Vice President    Aetna Capital Management*                        Head of Fixed Income Management Group
and Chief Investment Officer               151 Farmington Avenue
                                           Hartford, CT 06156

Scott A. Millimet, Executive Vice          Back Bay Advisors, Inc.                          Executive Vice President
President                                  399 Boylston Street
                                           Boston, MA 02116

Kimberly J. Forsyth, Senior Vice           None                                             None
President

Catherine Bunting, Senior Vice President   None                                             None

J. Scott Nicholson, Senior Vice President  None                                             None

Eric Gutterson, Vice President             None                                             None

Harold B. Bjornson, Vice President         None                                             None

Peter Palfrey, Vice President              None                                             None

Nathan R. Wentworth, Vice President        None                                             None

Paul Zamagni, Vice President and           None
Treasurer

         (b) New England Funds Management, L.P., a registered investment adviser that is wholly-owned by NEIC, serves as investment adviser to each of the series of the Registrant. NEFM, organized in 1995, also serves as investment adviser to most of the series of New England Funds Trust I, all of the series of New England Funds Trust II, New England Tax Exempt Money Market Trust and New England Equity Income Fund. NEFM's general partner, directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

          Name and Office with                           Name and Address of                               Nature of
                  NEFM                                   Other Affiliations                               Connection
                  ----                                   ------------------                               ----------
NEF Corporation                            New England Funds, L.P.                          General Partner
General Partner                            399 Boylston Street
                                           Boston, MA 02116

Henry L.P. Schmelzer,                      New England Funds, L.P.                          Managing Director, President and
President and Chief Executive Officer                                                       Chief Executive Officer

                                           NEF Corporation                                  President, Chief Executive Officer
                                                                                            and Director

                                           Back Bay Advisors, Inc.                          Director

                                           Maine Bank and Trust Company                     Director
                                           467 Congress Street
                                           Portland, ME  04104

Frank Nesvet,                              New England Funds, L.P.                          Managing Director, Senior Vice
Senior Vice President, Chief Financial                                                      President and Chief Financial Officer
Officer and Treasurer


                                           NEF Corporation                                  Senior Vice President, Chief
                                                                                            Financial Officer and Treasurer

Robert E. O'Hare                           NEF Corporation                                  Vice President, Senior Counsel,
Vice President, Senior Counsel,                                                             Assistant Secretary and Assistant
Assistant Secretary and Assistant Clerk                                                     Clerk

                                           New England Funds, L.P.                          Vice President, Senior Counsel,
                                                                                            Assistant Secretary and Assistant
                                                                                            Clerk

                                           Chase Global Funds Service*                      Vice President and Associate General
                                           73 Tremont Street                                Counsel
                                           Boston, MA  02116

Bruce R. Speca,                            NEF Corporation                                  Executive Vice President


                                           New England Funds, L.P.                          Managing Director and Executive Vice
                                                                                            President


Peter H. Duffy,                            NEF Corporation                                  Vice President
Vice President

                                           New England Funds, L.P.                          Vice President

Martin G. Dyer                             NEF Corporation                                  Vice President
Vice President

                                           New England Funds, L.P.                          Vice President and Assistant Secretary

Ralph M. Greggs                            NEF Corporation                                  Vice President
Vice President

                                           New England Funds, L.P.                          Vice President

Beatriz A. Pina-Smith                      NEF Corporation                                  Assistant Controller
Assistant Controller

                                           New England Funds, L.P.                          Vice President and Assistant
                                                                                            Controller

Item 29. Principal Underwriters

         (a) New England Funds, L.P. also serves as principal underwriter for:

             New England Funds Trust I
             New England Funds Trust II
             New England Funds Trust III
             New England Tax Exempt Money Market Trust

         (b) The general partner and officers of the Registrant's principal underwriter, New England Funds, L.P., and their addresses are as follows:

                                                      Positions and Offices with                         Positions and Offices
                   Name                                 Principal Underwriter                               with Registrant
                   ----                                 ---------------------                               ---------------
NEF Corporation                             General Partner                                       None

Henry L.P. Schmelzer                        Managing Director, President and Chief                President and Trustee
                                            Executive Officer

Bruce R. Speca                              Managing Director and Executive Vice President        Executive Vice President

Frank Nesvet                                Managing Director, Senior Vice President and          Treasurer
                                            Chief Financial Officer

James H. Davis                              Managing Director and Senior Vice President           None

Caren I. Leedom                             Managing Director and Senior Vice President           None

Raymond K. Girouard                         Senior Vice President, Treasurer and                  None
                                            Controller

Frank Maselli                               Senior Vice President                                 None

Rayona T. Bennett                           Vice President                                        None

Elizabeth P. Burns                          Vice President                                        None

Peter H. Duffy                              Vice President                                        Assistant Treasurer

Martin G. Dyer                              Vice President and Assistant Secretary                None

Tracy A. Fagan                              Vice President                                        None

Philip J. Graham Jr.                        Vice President                                        None

Ralph M. Greggs                             Vice President                                        None

Lynne H. Johnson                            Vice President                                        None

David E. Kaplan                             Vice President                                        None


Marie G. McKenzie                           Vice President                                        None

Lynda A. Nelson                             Vice President                                        None

Robert E. O'Hare                            Vice President, Senior Counsel, Assistant             Assistant Secretary
                                            Secretary and Assistant Clerk


Kristine E. Swanson                         Vice President                                        None

Beatriz A. Pina Smith                       Vice President and Assistant Controller               None

Sharon M. Wratchford                        Vice President                                        None

         The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

         (c) Not applicable.

Item 30. Location of Accounts and Records

         The following companies maintain possession of the documents required by the specified rules:

         (a) Registrant
             Rule 31a-1(b)(4)
             Rule 31a-2(a)

         (b) State Street Bank and Trust Company
             225 Franklin Street
             Boston, Massachusetts 02110
             Rule 31a-1(a)
             Rule 31a-1(b) (1), (2), (3), (5), (6), (7), (8)
             Rule 31a-2(a)

         (c) Back Bay Advisors, L.P.
             399 Boylston Street
             Boston, Massachusetts 02116
             Rule 31a-1(a) (9), (10), (11); (f)
             Rule 31a-2(a);  (e)

         (d) New England Funds, L.P.
             501 Boylston Street
             Boston, Massachusetts 02116
             Rule 31a-1(d)
             Rule 31a-2(c)

Item 31. Management Services

         Not Applicable.

Item 32. Undertakings

         The Registrant undertakes to provide its annual report to any person who receives the prospectus and who requests the annual report.

                        NEW ENGLAND CASH MANAGEMENT TRUST

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 33 to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 33 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, in the Commonwealth of Massachusetts on the 15th day of September, 1997.


                                             By: PETER S. VOSS*
                                                 ----------------------------
                                                   Peter S. Voss
                                                   Chief Executive Officer



                                            *By: /s/ FRANK NESVET
                                                 ----------------------------
                                                   Frank Nesvet
                                                   Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 33 to Registration Statement No. 2-68348 has been signed below by the following persons in the capacities and on the date indicated.

       Signature                           Title                    Date
       ---------                           -----                    ----


                                   Chairman of the Board;
                                   Chief Executive Officer;
                                   Principal Executive
PETER S. VOSS*                     Officer; Trustee           September 15, 1997
-------------------------
Peter S. Voss

/s/FRANK NESVET                    Treasurer                  September 15, 1997
-------------------------
Frank Nesvet

HENRY L.P. SCHMELZER*              Trustee and President      September 15, 1997
-------------------------
Henry L.P. Schmelzer

GRAHAM T. ALLISON, JR.*            Trustee                    September 15, 1997
-------------------------
Graham T. Allison

DANIEL M. CAIN*                    Trustee                    September 15, 1997
-------------------------
Daniel M. Cain

KENNETH J. COWAN*                  Trustee                    September 15, 1997
-------------------------
Kenneth J. Cowan

RICHARD DARMAN*                    Trustee                    September 15, 1997
-------------------------
Richard Darman

SANDRA O. MOOSE*                   Trustee                    September 15, 1997
-------------------------
Sandra O. Moose

JOHN A. SHANE*                     Trustee                    September 15, 1997
-------------------------
John A. Shane

PENDLETON P. WHITE*                Trustee                    September 15, 1997
-------------------------
Pendleton P. White

                                             *By: /s/ FRANK NESVET
                                                  ---------------------------
                                                      Frank Nesvet
                                                      Attorney-In-Fact
                                                      September 15, 1997